WASATCH CORE GROWTH FUND (WGROX / WIGRX)	JUNE 30, 2024 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 98.8%

	Apparel Retail 0.8%
278,530	Boot Barn Holdings, Inc.*	$35,910,873

	Application Software 10.2%
5,674,433	CCC Intelligent Solutions Holdings, Inc.*	63,042,951
5,850,867	Clearwater Analytics Holdings, Inc., Class A*	108,358,057
858,973	Five9, Inc.*	37,880,709
1,103,666	Guidewire Software, Inc.*	152,184,505
1,389,392	Q2 Holdings, Inc.*	83,822,019

		445,288,241

	Asset Management & Custody Banks 4.6%
1,342,438	Cohen & Steers, Inc.	97,407,301
822,300	Hamilton Lane, Inc., Class A	101,619,834

		199,027,135

	Automotive Parts & Equipment 1.7%
718,651	Fox Factory Holding Corp.*	34,631,792
1,090,859	XPEL, Inc.*	38,790,946

		73,422,738

	Automotive Retail 3.1%
3,117,479	Valvoline, Inc.*	134,675,093

	Broadline Retail 2.2%
964,168	Ollie’s Bargain Outlet Holdings, Inc.*	94,652,372

	Building Products 4.5%
149,213	AAON, Inc.	13,017,342
343,758	CSW Industrials, Inc.	91,202,435
1,218,629	Trex Co., Inc.*	90,324,782

		194,544,559

	Cargo Ground Transportation 2.4%
224,627	Saia, Inc.*	106,538,340

	Distributors 2.1%
293,231	Pool Corp.	90,118,683

	Electronic Equipment & Instruments 2.2%
584,034	Novanta, Inc.*	95,261,786

	Electronic Manufacturing Services 2.0%
363,825	Fabrinet*	89,060,722

	Environmental & Facilities Services 2.0%
891,928	Casella Waste Systems, Inc., Class A*	88,497,096

	Financial Exchanges & Data 4.8%
389,574	MarketAxess Holdings, Inc.	78,121,274
357,593	Morningstar, Inc.	105,793,889
4,171,907	Open Lending Corp., Class A*	23,279,241

		207,194,404

	Health Care Equipment 1.1%
358,990	Inspire Medical Systems, Inc.*	48,043,632

	Health Care Facilities 3.2%
952,696	Ensign Group, Inc.	117,838,968
787,822	PACS Group, Inc.*	23,240,749

		141,079,717

WASATCH CORE GROWTH FUND (WGROX / WIGRX)	JUNE 30, 2024 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Health Care Technology 1.4%
4,320,689	Certara, Inc.*	$59,841,543

	Home Furnishing Retail 1.4%
3,561,195	Arhaus, Inc.‡‡	60,326,643

	Home Improvement Retail 1.3%
580,620	Floor & Decor Holdings, Inc., Class A*	57,719,434

	Human Resource & Employment Services 2.3%
755,939	Paylocity Holding Corp.*	99,670,557

	Industrial Machinery & Supplies & Components 7.2%
971,270	Helios Technologies, Inc.	46,378,143
440,026	Kadant, Inc.	129,270,838
517,568	RBC Bearings, Inc.*	139,629,495

		315,278,476

	Insurance Brokers 1.0%
774,342	Goosehead Insurance, Inc., Class A*	44,478,204

	Investment Banking & Brokerage 2.0%
1,517,487	Moelis & Co., Class A	86,284,311

	IT Consulting & Other Services 2.2%
543,764	Globant SA*	96,931,371

	Leisure Products 1.0%
1,194,083	YETI Holdings, Inc.*	45,554,266

	Life Sciences Tools & Services 2.2%
237,004	Medpace Holdings, Inc.*	97,610,097

	Managed Health Care 3.8%
1,923,133	HealthEquity, Inc.*	165,774,065

	Other Specialty Retail 1.9%
761,416	Five Below, Inc.*	82,971,501

	Packaged Foods & Meats 1.5%
516,580	Freshpet, Inc.*	66,840,286

	Personal Care Products 2.1%
1,581,593	BellRing Brands, Inc.*	90,372,224

	Pharmaceuticals 1.2%
759,125	Intra-Cellular Therapies, Inc.*	51,992,471

	Regional Banks 2.7%
1,766,887	Bank OZK	72,442,367
586,617	Pinnacle Financial Partners, Inc.	46,952,825

		119,395,192

	Research & Consulting Services 1.5%
440,152	ICF International, Inc.	65,344,966

	Self-Storage REITs 2.8%
2,936,844	National Storage Affiliates Trust	121,056,710

	Semiconductor Materials & Equipment 2.5%
459,871	Nova Ltd.*	107,853,546

	Specialty Chemicals 4.5%
691,808	Balchem Corp.	106,503,842
731,716	Innospec, Inc.	90,432,780

		196,936,622

WASATCH CORE GROWTH FUND (WGROX / WIGRX)	JUNE 30, 2024 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Systems Software 1.6%
262,238	CyberArk Software Ltd.*	$71,701,114

	Trading Companies & Distributors 1.2%
415,309	SiteOne Landscape Supply, Inc.*	50,422,666

	Transaction & Payment Processing Services 2.6%
1,536,764	Shift4 Payments, Inc., Class A*	112,721,639

	Total Common Stocks (cost $3,231,200,289)	4,310,393,295

	WARRANTS 0.0%

	Insurance Brokers 0.0%
540,000	Hagerty, Inc., expiring 12/2/2026* *** §§	1,123,200

	Total Warrants (cost $1,859,173)	1,123,200

	Total Investments (cost $3,233,059,462) 98.8%	4,311,516,495
	Other Assets less Liabilities 1.2%	53,546,050

	NET ASSETS 100.0%	$4,365,062,545

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees using unobservable inputs as described in Note 8, as applicable.

‡‡Affiliated company (see Note 6).

§§The aggregate value of illiquid holdings at June 30, 2024 amounted to approximately $1,123,200 and represented 0.03% of net assets.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At June 30, 2024, the Wasatch Core Growth Fund’s investments were in the following countries:

COUNTRY	%
Israel	4.2
United States	95.8

TOTAL	100.0%

WASATCH EMERGING INDIA FUND (WAINX / WIINX)	JUNE 30, 2024 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 100.1%

	Apparel Retail 8.6%
865,256	Trent Ltd.	$56,777,644

	Asset Management & Custody Banks 0.2%
67,309	Prudent Corporate Advisory Services Ltd.	1,528,744

	Automotive Parts & Equipment 2.7%
347,937	Tube Investments of India Ltd.	17,753,214

	Commodity Chemicals 5.0%
2,630,974	Berger Paints India Ltd.	15,893,787
235,298	Supreme Industries Ltd.	16,769,342

		32,663,129

	Construction Machinery & Heavy Transportation Equipment 1.5%
559,279	Action Construction Equipment Ltd.	9,932,950

	Consumer Finance 17.8%
688,573	Bajaj Finance Ltd.	58,682,271
2,763,192	Cholamandalam Investment & Finance Co. Ltd.	47,085,845
1,188,775	Five-Star Business Finance Ltd.*	11,302,571

		117,070,687

	Diversified Banks 10.3%
2,487,174	HDFC Bank Ltd.	50,226,467
797,718	Kotak Mahindra Bank Ltd.	17,198,479

		67,424,946

	Diversified Chemicals 0.9%
153,633	Pidilite Industries Ltd.	5,813,090

	Diversified Support Services 2.4%
2,684,221	CMS Info Systems Ltd.	15,836,814

	Food Retail 4.3%
499,615	Avenue Supermarts Ltd.*	28,259,661

	Footwear 0.2%
405,597	Campus Activewear Ltd.*	1,416,821

	Health Care Facilities 6.1%
2,713,094	Max Healthcare Institute Ltd.	30,555,787
655,496	Rainbow Children’s Medicare Ltd.*	9,793,430

		40,349,217

	Health Care Services 8.4%
790,928	Dr. Lal PathLabs Ltd.	26,339,173
3,245,700	Vijaya Diagnostic Centre Pvt. Ltd.	29,149,510

		55,488,683

	Heavy Electrical Equipment 0.8%
310,446	Elecon Engineering Co. Ltd.	4,914,681

	Industrial Machinery & Supplies & Components 5.5%
4,231,240	Elgi Equipments Ltd.	36,385,668

	Interactive Media & Services 3.1%
253,535	Info Edge India Ltd.	20,611,033

	IT Consulting & Other Services 3.3%
105,909	LTIMindtree Ltd.	6,822,858
286,818	Persistent Systems Ltd.	14,564,153

		21,387,011

WASATCH EMERGING INDIA FUND (WAINX / WIINX)	JUNE 30, 2024 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Life Sciences Tools & Services 6.7%
803,380	Divi’s Laboratories Ltd.	$44,227,637

	Metal, Glass & Plastic Containers 0.5%
302,395	Mold-Tek Packaging Ltd.	2,904,552

	Regional Banks 5.5%
4,510,234	AU Small Finance Bank Ltd.	36,320,708

	Research & Consulting Services 1.0%
111,007	L&T Technology Services Ltd.	6,520,446

	Restaurants 0.8%
2,805,761	Devyani International Ltd.*	5,532,192

	Soft Drinks & Non-Alcoholic Beverages 0.5%
177,316	Varun Beverages Ltd.	3,458,145

	Specialty Chemicals 3.0%
464,623	Asian Paints Ltd.	16,222,204
64,234	Fine Organic Industries Ltd.	3,762,268

		19,984,472

	Steel 0.5%
190,612	APL Apollo Tubes Ltd.	3,549,866

	Systems Software 0.5%
35,072	Tata Elxsi Ltd.	2,940,312

	Total Common Stocks (cost $408,228,020)	659,052,323

	Total Investments (cost $408,228,020) 100.1%§	659,052,323

	Liabilities less Other Assets (0.1%)	(727,247)
	NET ASSETS 100.0%	$658,325,076

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 94.20%. See Notes to Schedules of Investments.

At June 30, 2024, the Wasatch Emerging India Fund’s investments were in the following countries:

COUNTRY	%
India	100.0

TOTAL	100.0%

WASATCH EMERGING MARKETS SELECT FUND (WAESX / WIESX)	JUNE 30, 2024 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 99.1%

	Airport Services 1.7%
525,675	Grupo Aeroportuario del Pacifico SAB de CV, Class B	$8,222,885

	Apparel Retail 3.8%
273,648	Trent Ltd.	17,956,638

	Broadline Retail 8.2%
21,139	MercadoLibre, Inc.*	34,739,832
31,944	PDD Holdings, Inc., ADR*	4,246,955

		38,986,787

	Consumer Finance 8.1%
358,805	Bajaj Finance Ltd.	30,578,446
447,146	Cholamandalam Investment & Finance Co. Ltd.	7,619,538

		38,197,984

	Diversified Banks 11.3%
969,469	HDFC Bank Ltd.	19,577,642
2,631,812	NU Holdings Ltd., Class A*	33,924,057

		53,501,699

	Drug Retail 3.8%
2,993,463	Raia Drogasil SA	13,751,476
1,320,864	Yifeng Pharmacy Chain Co. Ltd., Class A	4,454,217

		18,205,693

	Electrical Components & Equipment 9.1%
405,765	Voltronic Power Technology Corp.	24,023,878
2,509,402	WEG SA	18,939,137

		42,963,015

	Electronic Equipment & Instruments 1.3%
248,478	Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	6,309,122

	Health Care Equipment 0.9%
111,392	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	4,456,604

	Health Care Facilities 2.6%
1,107,712	Max Healthcare Institute Ltd.	12,475,429

	Health Care Services 1.9%
267,985	Dr. Lal PathLabs Ltd.	8,924,331

	Industrial Machinery & Supplies & Components 4.4%
342,691	Airtac International Group	10,401,473
460,342	Elgi Equipments Ltd.	3,958,615
545,678	Techtronic Industries Co. Ltd.	6,220,670

		20,580,758

	Interactive Home Entertainment 2.7%
177,137	Sea Ltd., ADR*	12,651,125

	Interactive Media & Services 1.9%
186,300	Tencent Holdings Ltd.	8,838,133

	IT Consulting & Other Services 4.5%
120,501	Globant SA*	21,480,508

	Life Sciences Tools & Services 6.4%
523,983	Divi’s Laboratories Ltd.	28,846,287
895,313	Wuxi Biologics Cayman, Inc.*	1,317,617

		30,163,904

WASATCH EMERGING MARKETS SELECT FUND (WAESX / WIESX)	JUNE 30, 2024 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Property & Casualty Insurance 2.1%
990,219	Qualitas Controladora SAB de CV	$10,064,024

	Regional Banks 2.7%
1,562,407	AU Small Finance Bank Ltd.	12,581,992

	Restaurants 1.7%
565,400	Meituan, Class B*	8,036,753

	Semiconductor Materials & Equipment 4.2%
88,150	Lasertec Corp.	19,787,938

	Semiconductors 13.0%
167,883	ASPEED Technology, Inc.	24,912,286
88,018	LEENO Industrial, Inc.	14,877,769
1,525,836	Silergy Corp.	21,642,932

		61,432,987

	Specialized Finance 1.0%
972,944	Chailease Holding Co. Ltd.	4,592,283

	Specialty Chemicals 1.8%
242,266	Asian Paints Ltd.	8,458,661

	Total Common Stocks (cost $407,422,806)	468,869,253

	Total Investments (cost $407,422,806) 99.1%§	468,869,253
	Other Assets less Liabilities 0.9%	4,306,314

	NET ASSETS 100.0%	$473,175,567

*Non-income producing.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 65.69%.

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

At June 30, 2024, the Wasatch Emerging Markets Select Fund’s investments were in the following countries:

COUNTRY	%
Brazil	14.2
China	8.0
Hong Kong	1.3
India	32.2
Japan	4.2
Mexico	3.9
Singapore	2.7
South Korea	3.2
Taiwan	18.3
United States	12.0

TOTAL	100.0%

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX / WIEMX)	JUNE 30, 2024 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 100.9%

	Airport Services 1.0%
397,425	Grupo Aeroportuario del Centro Norte SAB de CV	$3,370,564

	Apparel Retail 6.7%
348,115	Trent Ltd.	22,843,123

	Application Software 0.1%
22,802	Text SA	433,876

	Asset Management & Custody Banks 0.1%
9,936	Prudent Corporate Advisory Services Ltd.	225,670

	Commercial & Residential Mortgage Finance 1.4%
222,209	Aavas Financiers Ltd.*	4,929,400

	Commodity Chemicals 0.9%
529,436	Berger Paints India Ltd.	3,198,338

	Communications Equipment 1.3%
264,000	Accton Technology Corp.	4,493,137

	Construction Machinery & Heavy Transportation Equipment 1.3%
259,724	Action Construction Equipment Ltd.	4,612,770

	Consumer Finance 2.9%
586,770	Five-Star Business Finance Ltd.*	5,578,861
8,480,150	Ngern Tid Lor PCL	4,275,026

		9,853,887

	Diversified Banks 0.5%
53,603	TBC Bank Group PLC	1,741,420

	Diversified Support Services 3.1%
346,994	CMS Info Systems Ltd.	2,047,253
9,045,400	Frontken Corp. Bhd.	8,531,330

		10,578,583

	Drug Retail 5.0%
254,510	Clicks Group Ltd.	4,844,366
1,722,768	Raia Drogasil SA	7,914,113
1,318,255	Yifeng Pharmacy Chain Co. Ltd., Class A	4,445,419

		17,203,898

	Electrical Components & Equipment 6.8%
395,863	Voltronic Power Technology Corp.	23,437,616

	Electronic Components 1.0%
368,000	Sinbon Electronics Co. Ltd.	3,310,929

	Electronic Equipment & Instruments 2.2%
761,616	Chroma ATE, Inc.	7,446,827

	Electronic Manufacturing Services 2.9%
41,241	Fabrinet*	10,095,384

	Health Care Facilities 2.0%
13,417,800	Mitra Keluarga Karyasehat Tbk. PT	2,474,611
281,821	Rainbow Children’s Medicare Ltd.*	4,210,543

		6,685,154

	Health Care Services 2.4%
181,655	Dr. Lal PathLabs Ltd.	6,049,403
233,014	Vijaya Diagnostic Centre Pvt. Ltd.	2,092,690

		8,142,093

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX / WIEMX)	JUNE 30, 2024 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Heavy Electrical Equipment 1.8%
382,152	Elecon Engineering Co. Ltd.	$6,049,861

	Home Improvement Retail 1.1%
12,715,787	Wilcon Depot, Inc.	3,883,577

	Human Resource & Employment Services 1.4%
6,899	Benefit Systems SA	4,970,561

	Industrial Machinery & Supplies & Components 5.2%
195,500	Airtac International Group	5,933,882
1,378,725	Elgi Equipments Ltd.	11,856,059

		17,789,941

	Interactive Media & Services 4.1%
3,416,426	Baltic Classifieds Group PLC	10,290,586
47,024	Info Edge India Ltd.	3,822,799

		14,113,385

	IT Consulting & Other Services 11.0%
1,150,115	FPT Corp.	5,886,423
95,972	Globant SA*	17,107,969
288,315	Persistent Systems Ltd.	14,640,168

		37,634,560

	Life & Health Insurance 0.3%
145,665	Discovery Ltd.	1,078,371

	Metal, Glass & Plastic Containers 0.5%
164,244	Mold-Tek Packaging Ltd.	1,577,590

	Multi-Line Insurance 1.0%
87,190	Co. for Cooperative Insurance	3,359,860

	Oil & Gas Refining & Marketing 1.1%
113,257	Aldrees Petroleum & Transport Services Co.	3,686,722

	Packaged Foods & Meats 0.7%
7,658,957	Cisarua Mountain Dairy Tbk. PT	2,338,613

	Personal Care Products 1.9%
421,367	Proya Cosmetics Co. Ltd., Class A	6,422,084

	Property & Casualty Insurance 4.2%
1,402,408	Qualitas Controladora SAB de CV	14,253,279

	Regional Banks 6.1%
2,130,467	AU Small Finance Bank Ltd.	17,156,553
512,962	Regional SAB de CV	3,827,799

		20,984,352

	Research & Consulting Services 3.0%
21,696,900	CTOS Digital Bhd.	6,799,696
59,656	L&T Technology Services Ltd.	3,504,137

		10,303,833

	Semiconductor Materials & Equipment 3.3%
145,000	Gudeng Precision Industrial Co. Ltd.	1,989,345
399,000	Materials Analysis Technology, Inc.	3,542,720
58,271	Tokai Carbon Korea Co. Ltd.	5,632,605

		11,164,670

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX / WIEMX)	JUNE 30, 2024 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Semiconductors 12.1%
87,651	ASPEED Technology, Inc.	$13,006,599
80,506	LEENO Industrial, Inc.	13,608,008
1,057,728	Silergy Corp.	15,003,143

		41,617,750

	Specialized Finance 0.5%
369,100	Chailease Holding Co. Ltd.	1,742,147

	Total Common Stocks (cost $195,701,257)	345,573,825

	Total Investments (cost $195,701,257) 100.9%§	345,573,825
	Liabilities less Other Assets (0.9%)	(3,046,832)

	NET ASSETS 100.0%	$342,526,993

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 77.80%. See Notes to Schedules of Investments.

At June 30, 2024, the Wasatch Emerging Markets Small Cap Fund’s investments were in the following countries:

COUNTRY	%
Brazil	2.3
China	3.2
India	33.1
Indonesia	1.4
Malaysia	4.4
Mexico	6.2
Philippines	1.1
Poland	1.6
Saudi Arabia	2.0
South Africa	1.7
South Korea	5.6
Taiwan	23.1
Thailand	1.2
United Kingdom	3.5
United States	7.9
Vietnam	1.7

TOTAL	100.0%

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX / WIFMX)	JUNE 30, 2024 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 102.6%

	Asset Management & Custody Banks 5.2%
1,348,300	DCVFMVN Diamond ETF	$1,702,448
960,899	VEF AB*	219,396

		1,921,844

	Broadline Retail 8.6%
1,923	MercadoLibre, Inc.*	3,160,258

	Consumer Finance 15.1%
37,086	Bajaj Finance Ltd.	3,160,581
103,173	Cholamandalam Investment & Finance Co. Ltd.	1,758,107
1,221,711	Ngern Tid Lor PCL	615,891

		5,534,579

	Distillers & Vintners 1.8%
180,230	Ginebra San Miguel, Inc.	667,917

	Diversified Banks 18.2%
1,090,600	Bank Central Asia Tbk. PT	659,912
485,789	Bank for Foreign Trade of Vietnam JSC*	1,623,835
4,694	Credicorp Ltd.	757,283
193,800	Military Commercial Joint Stock Bank	168,574
238,286	NU Holdings Ltd., Class A*	3,071,506
11,864	TBC Bank Group PLC	385,430

		6,666,540

	Diversified Support Services 2.9%
1,143,700	Frontken Corp. Bhd.	1,078,701

	Drug Retail 3.7%
16,955	Corporativo Fragua SAB de CV	860,067
106,348	Raia Drogasil SA	488,545

		1,348,612

	Electrical Components & Equipment 1.5%
73,300	WEG SA	553,215

	Electronic Manufacturing Services 2.5%
3,814	Fabrinet*	933,629

	Food Retail 3.9%
639,030	Philippine Seven Corp.	1,433,246

	Health Care Facilities 1.9%
4,870	Akdital Holding	337,530
4,859	Dr Sulaiman Al Habib Medical Services Group Co.	372,773

		710,303

	Home Improvement Retail 1.0%
1,188,500	Wilcon Depot, Inc.	362,984

	Human Resource & Employment Services 1.6%
832	Benefit Systems SA	599,436

	Interactive Home Entertainment 2.2%
11,222	Sea Ltd., ADR*	801,475

	Interactive Media & Services 3.2%
386,403	Baltic Classifieds Group PLC	1,163,881

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX /WIFMX)	JUNE 30, 2024 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	IT Consulting & Other Services 15.7%
998	Elm Co.	$228,074
797,025	FPT Corp.	4,079,267
8,052	Globant SA*	1,435,350

		5,742,691

	Life & Health Insurance 1.5%
6,124	Bupa Arabia for Cooperative Insurance Co.	419,519
15,255	Discovery Ltd.	112,934

		532,453

	Multi-Line Insurance 1.4%
13,767	Co. for Cooperative Insurance	530,510

	Oil & Gas Refining & Marketing 2.3%
26,044	Aldrees Petroleum & Transport Services Co.	847,780

	Property & Casualty Insurance 3.7%
131,622	Qualitas Controladora SAB de CV	1,337,731

	Regional Banks 1.1%
53,100	Regional SAB de CV	396,240

	Research & Consulting Services 1.1%
1,247,700	CTOS Digital Bhd.	391,023

	Semiconductors 2.0%
52,000	Silergy Corp.	737,584

	Soft Drinks & Non-Alcoholic Beverages 0.5%
2,322,900	Sariguna Primatirta Tbk. PT	179,449

	Total Common Stocks (cost $28,766,002)	37,632,081

	Total Investments (cost $28,766,002) 102.6%§	37,632,081
	Liabilities less Other Assets (2.6%)	(969,698)

	NET ASSETS 100.0%	$36,662,383

*Non-income producing.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 56.01%.

ADR American Depositary Receipt.

ETF Exchange-Traded Fund.

See Notes to Schedules of Investments.

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX /WIFMX)	JUNE 30, 2024 (UNAUDITED)

Schedule of Investments (continued)

At June 30, 2024, the Wasatch Frontier Emerging Small Countries Fund’s investments were in the following countries:

COUNTRY	%
Brazil	10.9
India	13.1
Indonesia	2.2
Malaysia	3.9
Mexico	6.9
Morocco	0.9
Peru	2.0
Philippines	6.6
Poland	1.6
Saudi Arabia	6.4
Singapore	2.1
South Africa	0.3
Sweden	0.6
Taiwan	2.0
Thailand	1.6
United Kingdom	4.1
United States	14.7
Vietnam	20.1

TOTAL	100.0%

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX / WIGOX)	JUNE 30, 2024 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 98.8%

	Apparel Retail 1.5%
22,508	Boot Barn Holdings, Inc.*	$2,901,956

	Application Software 8.3%
119,770	Clearwater Analytics Holdings, Inc., Class A*	2,218,141
31,810	Five9, Inc.*	1,402,821
36,243	Guidewire Software, Inc.*	4,997,547
67,137	Q2 Holdings, Inc.*	4,050,375
115,900	Rakus Co. Ltd.	1,503,795
182,157	Technology One Ltd.	2,245,830

		16,418,509

	Asset Management & Custody Banks 2.6%
27,803	Hamilton Lane, Inc., Class A	3,435,895
111,993	Netwealth Group Ltd.	1,648,024

		5,083,919

	Automotive Parts & Equipment 0.6%
33,060	XPEL, Inc.*	1,175,614

	Automotive Retail 2.1%
94,862	Valvoline, Inc.*	4,098,038

	Biotechnology 0.3%
125,039	C4 Therapeutics, Inc.*	577,680
122,413	Sangamo Therapeutics, Inc.*	43,861

		621,541

	Broadline Retail 2.4%
47,490	Ollie’s Bargain Outlet Holdings, Inc.*	4,662,093

	Building Products 1.9%
49,042	Trex Co., Inc.*	3,634,993

	Cargo Ground Transportation 2.6%
10,924	Saia, Inc.*	5,181,144

	Consumer Finance 1.1%
229,772	Five-Star Business Finance Ltd.*	2,184,614

	Diversified Support Services 1.1%
138,300	Japan Elevator Service Holdings Co. Ltd.	2,229,742

	Drug Retail 1.2%
174,700	Sugi Holdings Co. Ltd.	2,400,757

	Electrical Components & Equipment 3.2%
106,896	Voltronic Power Technology Corp.	6,328,925

	Financial Exchanges & Data 0.6%
217,541	Open Lending Corp., Class A*	1,213,879

	Health Care Equipment 1.5%
10,532	DiaSorin SpA	1,047,722
13,814	Inspire Medical Systems, Inc.*	1,848,728

		2,896,450

	Health Care Facilities 4.9%
44,579	Ensign Group, Inc.	5,513,977
364,094	Max Healthcare Institute Ltd.	4,100,550

		9,614,527

	Health Care Services 1.4%
82,934	Dr. Lal PathLabs Ltd.	2,761,835

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX / WIGOX)	JUNE 30, 2024 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Health Care Technology 0.7%
61,450	JMDC, Inc.	$1,273,729

	Home Furnishing Retail 1.5%
178,898	Arhaus, Inc.	3,030,532

	Home Improvement Retail 0.7%
12,962	Floor & Decor Holdings, Inc., Class A*	1,288,552

	Homebuilding 0.8%
18,293	LGI Homes, Inc.*	1,637,041

	Human Resource & Employment Services 3.3%
26,817	Paylocity Holding Corp.*	3,535,822
234,700	SMS Co. Ltd.	2,981,181

		6,517,003

	Industrial Machinery & Supplies & Components 5.9%
245,623	Elgi Equipments Ltd.	2,112,184
38,316	Helios Technologies, Inc.	1,829,589
8,499	Kadant, Inc.	2,496,836
19,415	RBC Bearings, Inc.*	5,237,779

		11,676,388

	IT Consulting & Other Services 5.7%
52,099	Endava PLC, ADR*	1,523,375
30,683	Globant SA*	5,469,551
54,386	Persistent Systems Ltd.	2,761,633
64,955	Softcat PLC	1,491,979

		11,246,538

	Leisure Products 0.8%
43,492	YETI Holdings, Inc.*	1,659,220

	Life Sciences Tools & Services 3.6%
59,117	Divi’s Laboratories Ltd.	3,254,506
9,245	Medpace Holdings, Inc.*	3,807,553

		7,062,059

	Managed Health Care 4.0%
91,254	HealthEquity, Inc.*	7,866,095

	Other Specialty Retail 2.0%
36,595	Five Below, Inc.*	3,987,757

	Packaged Foods & Meats 1.9%
29,407	Freshpet, Inc.*	3,804,972

	Personal Care Products 1.7%
59,011	BellRing Brands, Inc.*	3,371,889

	Pharmaceuticals 1.5%
142,806	Esperion Therapeutics, Inc.*	317,029
37,485	Intra-Cellular Therapies, Inc.*	2,567,348

		2,884,377

	Regional Banks 5.0%
763,658	AU Small Finance Bank Ltd.	6,149,703
91,387	Bank OZK	3,746,867

		9,896,570

	Research & Consulting Services 1.3%
128,770	BayCurrent Consulting, Inc.	2,606,883

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX / WIGOX)	JUNE 30, 2024 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Semiconductor Materials & Equipment 2.5%
74,000	Gudeng Precision Industrial Co. Ltd.	$1,015,252
16,696	Nova Ltd.*	3,915,713

		4,930,965

	Semiconductors 7.6%
32,400	ASPEED Technology, Inc.	4,807,861
19,320	LEENO Industrial, Inc.	3,265,679
26,965	Melexis NV	2,312,820
318,448	Silergy Corp.	4,516,965

		14,903,325

	Specialty Chemicals 1.7%
22,029	Balchem Corp.	3,391,365

	Systems Software 1.6%
11,646	CyberArk Software Ltd.*	3,184,249

	Trading Companies & Distributors 3.7%
67,403	Diploma PLC	3,523,274
317,600	MonotaRO Co. Ltd.	3,719,597

		7,242,871

	Transaction & Payment Processing Services 4.0%
61,300	GMO Payment Gateway, Inc.	3,393,963
61,304	Shift4 Payments, Inc., Class A*	4,496,648

		7,890,611

	Total Common Stocks (cost $145,159,992)	194,761,527

	Total Investments (cost $145,159,992) 98.8%§	194,761,527
	Other Assets less Liabilities 1.2%	2,312,737

	NET ASSETS 100.0%	$197,074,264

*Non-income producing.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 38.38%.

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

At June 30, 2024, the Wasatch Global Opportunities Fund’s investments were in the following countries:

COUNTRY	%
Australia	2.0
Belgium	1.2
India	12.0
Israel	3.6
Italy	0.5
Japan	10.3
South Korea	1.7
Taiwan	8.6
United Kingdom	3.4
United States	56.7

TOTAL	100.0%

WASATCH GLOBAL SELECT FUND (WAGSX / WGGSX)	JUNE 30, 2024 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 100.4%

	Application Software 18.4%
8,399	Dassault Systemes SE	$315,811
5,773	Descartes Systems Group, Inc.*	559,344
612	HubSpot, Inc.*	360,951
1,126	Roper Technologies, Inc.	634,681
919	Tyler Technologies, Inc.*	462,055
3,285	Xero Ltd.*	297,084

		2,629,926

	Broadline Retail 4.0%
346	MercadoLibre, Inc.*	568,616

	Building Products 5.8%
17,086	Assa Abloy AB, Class B	483,885
4,752	Trex Co., Inc.*	352,218

		836,103

	Cargo Ground Transportation 2.8%
2,268	Old Dominion Freight Line, Inc.	400,529

	Consumer Finance 4.0%
6,760	Bajaj Finance Ltd.	576,108

	Distributors 2.9%
1,356	Pool Corp.	416,740

	Diversified Banks 4.1%
29,424	HDFC Bank Ltd.	594,194

	Diversified Support Services 4.9%
12,832	Copart, Inc.*	694,981

	Drug Retail 2.4%
25,400	Sugi Holdings Co. Ltd.	349,051

	Electrical Components & Equipment 2.2%
42,700	WEG SA	322,269

	Electronic Components 4.6%
9,774	Amphenol Corp., Class A	658,474

	Electronic Equipment & Instruments 3.1%
12,824	Halma PLC	437,113

	Financial Exchanges & Data 5.5%
1,494	MarketAxess Holdings, Inc.	299,592
1,632	Morningstar, Inc.	482,827

		782,419

	Health Care Equipment 1.7%
2,503	DiaSorin SpA	248,998

	Industrial Machinery & Supplies & Components 3.6%
1,890	RBC Bearings, Inc.*	509,884

	Interactive Media & Services 3.4%
6,363	Scout24 SE	486,157

	IT Consulting & Other Services 2.1%
1,694	Globant SA*	301,972

	Life Sciences Tools & Services 4.6%
2,110	ICON PLC*	661,422

WASATCH GLOBAL SELECT FUND (WAGSX / WGGSX)	JUNE 30, 2024 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Managed Health Care 4.4%
7,341	HealthEquity, Inc.*	$632,794

	Other Specialty Retail 2.2%
2,897	Five Below, Inc.*	315,686

	Research & Consulting Services 1.7%
11,880	BayCurrent Consulting, Inc.	240,505

	Semiconductor Materials & Equipment 2.1%
1,336	Lasertec Corp.	299,906

	Semiconductors 4.5%
411	Monolithic Power Systems, Inc.	337,710
21,419	Silergy Corp.	303,814

		641,524

	Trading Companies & Distributors 2.5%
30,376	MonotaRO Co. Ltd.	355,751

	Transaction & Payment Processing Services 2.9%
3,108	Block, Inc.*	200,435
3,938	GMO Payment Gateway, Inc.	218,033

		418,468

	Total Common Stocks (cost $11,955,634)	14,379,590

	Total Investments (cost $11,955,634) 100.4%§	14,379,590
	Liabilities less Other Assets (0.4%)	(52,480)

	NET ASSETS 100.0%	$14,327,110

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 36.34%. See Notes to Schedules of Investments.

At June 30, 2024, the Wasatch Global Select Fund’s investments were in the following countries:

COUNTRY	%
Australia	2.1
Brazil	2.2
Canada	3.9
France	2.2
Germany	3.4
India	8.1
Ireland	4.6
Italy	1.7
Japan	10.2
Sweden	3.4
Taiwan	2.1
United Kingdom	3.0
United States	53.1

TOTAL	100.0%

WASATCH GLOBAL VALUE FUND (FMIEX / WILCX)	JUNE 30, 2024 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 98.9%

	Broadline Retail 2.1%
315,000	Alibaba Group Holding Ltd.	$2,839,044

	Diversified Banks 13.1%
53,000	Citigroup, Inc.	3,363,380
190,000	ING Groep NV, ADR	3,256,600
21,500	JPMorgan Chase & Co.	4,348,590
34,000	Toronto-Dominion Bank	1,868,937
210,000	United Overseas Bank Ltd.	4,843,927

		17,681,434

	Diversified Metals & Mining 2.2%
105,000	BHP Group Ltd.	3,001,105

	Electric Utilities 11.5%
66,000	Duke Energy Corp.	6,615,180
68,500	Evergy, Inc.	3,628,445
154,000	Exelon Corp.	5,329,940

		15,573,565

	Electronic Manufacturing Services 0.6%
130,000	Hon Hai Precision Industry Co. Ltd.	855,910

	Food Retail 5.5%
151,000	Koninklijke Ahold Delhaize NV	4,443,490
243,000	Seven & i Holdings Co. Ltd.	2,969,499

		7,412,989

	Health Care Services 3.5%
35,000	Quest Diagnostics, Inc.	4,790,800

	Industrial REITs 2.0%
1,730,000	Mapletree Industrial Trust	2,689,729

	Integrated Oil & Gas 9.0%
20,000	Chevron Corp.	3,128,400
92,000	Suncor Energy, Inc.	3,507,036
82,000	TotalEnergies SE	5,490,206

		12,125,642

	Integrated Telecommunication Services 8.4%
225,000	AT&T, Inc.	4,299,750
15,700,000	Telkom Indonesia Persero Tbk. PT	2,982,797
100,000	Verizon Communications, Inc.	4,124,000

		11,406,547

	IT Consulting & Other Services 2.1%
36,500	Amdocs Ltd.	2,880,580

	Multi-Line Insurance 2.4%
100,000	AXA SA	3,277,124

	Other Specialized REITs 2.4%
115,000	VICI Properties, Inc.	3,293,600

	Packaged Foods & Meats 2.6%
111,000	Kraft Heinz Co.	3,576,420

	Personal Care Products 2.0%
145,000	Kenvue, Inc.	2,636,100

WASATCH GLOBAL VALUE FUND (FMIEX / WILCX)	JUNE 30, 2024 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Pharmaceuticals 11.2%
80,000	Bristol-Myers Squibb Co.	$3,322,400
42,500	Johnson & Johnson	6,211,800
53,000	Novartis AG	5,642,996

		15,177,196

	Property & Casualty Insurance 2.8%
54,000	Axis Capital Holdings Ltd.	3,815,100

	Rail Transportation 3.4%
20,500	Union Pacific Corp.	4,638,330

	Reinsurance 3.2%
8,700	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,349,611

	Retail REITs 2.5%
172,000	Kimco Realty Corp.	3,347,120

	Technology Hardware, Storage & Peripherals 2.3%
53,000	Samsung Electronics Co. Ltd.	3,119,250

	Tobacco 4.1%
86,000	KT&G Corp.	5,495,129

	Total Common Stocks (cost $117,661,586)	133,982,325

	Total Investments (cost $117,661,586) 98.9%§	133,982,325
	Other Assets less Liabilities 1.1%	1,511,911

	NET ASSETS 100.0%	$135,494,236

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 38.38%.

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

At June 30, 2024, the Wasatch Global Value Fund’s investments were in the following countries:

COUNTRY	%
Australia	2.2
Canada	4.0
China	2.1
France	6.6
Germany	3.3
Indonesia	2.2
Japan	2.2
Netherlands	5.8
Singapore	5.6
South Korea	6.4
Switzerland	4.2
Taiwan	0.6
United States	54.8

TOTAL	100.0%

WASATCH GREATER CHINA FUND (WAGCX / WGGCX)	JUNE 30, 2024 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 96.2%

	Apparel, Accessories & Luxury Goods 3.6%
14,500	Shenzhou International Group Holdings Ltd.	$141,642

	Broadline Retail 1.0%
300	PDD Holdings, Inc., ADR*	39,885

	Distillers & Vintners 7.7%
1,100	Kweichow Moutai Co. Ltd., Class A	221,630
4,900	Wuliangye Yibin Co. Ltd., Class A*	86,138

		307,768

	Diversified Banks 1.3%
11,500	China Merchants Bank Co. Ltd., Class H	52,258

	Drug Retail 4.1%
48,717	Yifeng Pharmacy Chain Co. Ltd., Class A	164,283

	Electrical Components & Equipment 3.4%
5,440	Contemporary Amperex Technology Co. Ltd., Class A	134,757

	Electronic Components 3.1%
36,100	Shenzhen H&T Intelligent Control Co. Ltd., Class A	53,104
8,000	Sinbon Electronics Co. Ltd.	71,977

		125,081

	Electronic Equipment & Instruments 2.7%
4,200	Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	106,643

	Health Care Equipment 4.4%
4,400	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	176,037

	Hotels, Resorts & Cruise Lines 5.5%
65,800	H World Group Ltd.	218,886

	Industrial Machinery & Supplies & Components 17.9%
8,100	Airtac International Group	245,854
25,350	Shenzhen Envicool Technology Co. Ltd., Class A	74,289
26,163	Shenzhen Inovance Technology Co. Ltd., Class A	184,502
18,278	Techtronic Industries Co. Ltd.	208,367

		713,012

	Interactive Media & Services 8.0%
6,700	Tencent Holdings Ltd.	317,850

	Life & Health Insurance 4.8%
14,100	AIA Group Ltd.	95,397
21,000	Ping An Insurance Group Co. of China Ltd., Class H	95,142

		190,539

	Life Sciences Tools & Services 2.1%
6,100	Hangzhou Tigermed Consulting Co. Ltd., Class A	40,721
30,687	Wuxi Biologics Cayman, Inc.*	45,161

		85,882

	Other Specialty Retail 0.9%
4,200	China Tourism Group Duty Free Corp. Ltd., Class A	35,995

	Packaged Foods & Meats 1.0%
8,187	Foshan Haitian Flavouring & Food Co. Ltd., Class A	38,766

	Personal Care Products 3.8%
10,037	Proya Cosmetics Co. Ltd., Class A	152,975

WASATCH GREATER CHINA FUND (WAGCX / WGGCX)	JUNE 30, 2024 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Regional Banks 1.4%
18,500	Bank of Ningbo Co. Ltd., Class A	$56,033

	Restaurants 4.7%
13,100	Meituan, Class B*	186,207

	Semiconductors 10.8%
1,814	3peak, Inc., Class A*	24,347
20,700	Silergy Corp.	293,615
41,256	Sino Wealth Electronic Ltd., Class A	111,399

		429,361

	Specialized Finance 1.7%
14,078	Chailease Holding Co. Ltd.	66,448

	Systems Software 2.3%
34,700	Hangzhou Dptech Technologies Co. Ltd., Class A	56,450
5,000	Sangfor Technologies, Inc., Class A	34,676

		91,126

	Total Common Stocks (cost $6,295,881)	3,831,434

	Total Investments (cost $6,295,881) 96.2%§	3,831,434
	Other Assets less Liabilities 3.8%	150,198

	NET ASSETS 100.0%	$3,981,632

*Non-income producing.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 95.23%.

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

At June 30, 2024, the Wasatch Greater China Fund’s investments were in the following countries:

COUNTRY	%
China	74.4
Hong Kong	7.9
Taiwan	17.7

TOTAL	100.0%

WASATCH INTERNATIONAL GROWTH FUND (WAIGX / WIIGX)	JUNE 30, 2024 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 98.4%

	Application Software 9.9%
446,641	Bytes Technology Group PLC	$3,121,536
121,903	Descartes Systems Group, Inc.*	11,811,149
15,208	Kinaxis, Inc.*	1,753,747
338,600	Rakus Co. Ltd.	4,393,314
719,158	Technology One Ltd.	8,866,565

		29,946,311

	Asset Management & Custody Banks 3.8%
324,808	JTC PLC	3,934,232
516,316	Netwealth Group Ltd.	7,597,806

		11,532,038

	Brewers 1.1%
43,287	Royal Unibrew AS*	3,433,119

	Broadline Retail 1.8%
323,900	Ryohin Keikaku Co. Ltd.	5,390,324

	Building Products 2.1%
332,787	Munters Group AB	6,267,623

	Commercial & Residential Mortgage Finance 1.9%
1,055,028	OSB Group PLC	5,698,525

	Commodity Chemicals 0.6%
294,389	Berger Paints India Ltd.	1,778,412

	Construction & Engineering 0.4%
287,122	Johns Lyng Group Ltd.	1,086,104

	Consumer Finance 0.6%
184,532	Five-Star Business Finance Ltd.*	1,754,483

	Diversified Banks 0.5%
87,700	Rakuten Bank Ltd.*	1,598,756

	Diversified Real Estate Activities 1.2%
471,461	Patrizia SE	3,578,601

	Diversified Support Services 2.9%
554,493	Japan Elevator Service Holdings Co. Ltd.	8,939,814

	Drug Retail 3.1%
628,132	Raia Drogasil SA	2,885,535
480,300	Sugi Holdings Co. Ltd.	6,600,365

		9,485,900

	Electrical Components & Equipment 3.5%
177,969	Voltronic Power Technology Corp.	10,536,901

	Electronic Equipment & Instruments 3.1%
274,285	Halma PLC	9,349,153

	Health Care Equipment 1.6%
48,674	DiaSorin SpA	4,842,083

	Health Care Facilities 1.5%
405,422	Max Healthcare Institute Ltd.	4,566,000

	Health Care Services 0.9%
83,584	Dr. Lal PathLabs Ltd.	2,783,481

WASATCH INTERNATIONAL GROWTH FUND (WAIGX / WIIGX)	JUNE 30, 2024 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Health Care Technology 2.4%
130,927	JMDC, Inc.	$2,713,842
49,161	Pro Medicus Ltd.	4,668,937

		7,382,779

	Human Resource & Employment Services 2.9%
534,305	SMS Co. Ltd.	6,786,792
47,100	Visional, Inc.*	2,108,258

		8,895,050

	Industrial Machinery & Supplies & Components 4.0%
118,000	Airtac International Group	3,581,576
579,366	Elgi Equipments Ltd.	4,982,137
76,603	Stabilus SE	3,510,089

		12,073,802

	Interactive Media & Services 4.7%
117,838	Hemnet Group AB	3,549,901
218,813	Rightmove PLC	1,477,000
118,931	Scout24 SE	9,086,780

		14,113,681

	Investment Banking & Brokerage 1.6%
1,011,051	AJ Bell PLC	4,850,272

	IT Consulting & Other Services 6.9%
109,418	Endava PLC, ADR*	3,199,383
28,465	Globant SA*	5,074,171
24,875	Persistent Systems Ltd.	1,263,112
19,868	Reply SpA	2,929,517
364,212	Softcat PLC	8,365,739

		20,831,922

	Life Sciences Tools & Services 0.9%
26,896	Gerresheimer AG	2,890,329

	Movies & Entertainment 1.9%
68,534	CTS Eventim AG & Co. KGaA	5,705,416

	Property & Casualty Insurance 4.5%
202,868	Definity Financial Corp.	6,670,080
675,018	Qualitas Controladora SAB de CV	6,860,500

		13,530,580

	Regional Banks 3.8%
834,624	AU Small Finance Bank Ltd.	6,721,189
69,609	EQB, Inc.	4,744,229

		11,465,418

	Research & Consulting Services 1.4%
214,800	BayCurrent Consulting, Inc.	4,348,517

	Semiconductor Materials & Equipment 1.1%
145,200	Japan Material Co. Ltd.	2,008,671
14,346	Tokai Carbon Korea Co. Ltd.	1,386,716

		3,395,387

	Semiconductors 7.9%
39,500	ASPEED Technology, Inc.	5,861,435
45,509	LEENO Industrial, Inc.	7,692,431
33,474	Melexis NV	2,871,105
18,100	Mitsui High-Tec, Inc.	708,380
486,768	Silergy Corp.	6,904,468

		24,037,819

WASATCH INTERNATIONAL GROWTH FUND (WAIGX / WIIGX)	JUNE 30, 2024 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Soft Drinks & Non-Alcoholic Beverages 0.4%
86,175	Fevertree Drinks PLC	$1,180,842

	Specialty Chemicals 0.7%
203,917	Hexpol AB	2,260,456

	Steel 0.3%
50,896	APL Apollo Tubes Ltd.	947,863

	Systems Software 2.0%
21,704	CyberArk Software Ltd.*	5,934,308

	Trading Companies & Distributors 8.2%
238,168	Diploma PLC	12,449,463
366,168	Howden Joinery Group PLC	4,049,795
718,248	MonotaRO Co. Ltd.	8,411,817

		24,911,075

	Transaction & Payment Processing Services 2.3%
123,500	GMO Payment Gateway, Inc.	6,837,755

	Total Common Stocks (cost $208,333,294)	298,160,899

	Total Investments (cost $208,333,294) 98.4%§	298,160,899
	Other Assets less Liabilities 1.6%	4,740,296

	NET ASSETS 100.0%	$302,901,195

*Non-income producing.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 80.29%.

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

At June 30, 2024, the Wasatch International Growth Fund’s investments were in the following countries:

COUNTRY	%
Australia	7.5
Belgium	1.0
Brazil	1.0
Canada	8.4
Denmark	1.2
Germany	8.3
India	8.3
Israel	2.0
Italy	2.6
Japan	20.4
Mexico	2.3
South Korea	3.0
Sweden	4.0
Taiwan	9.0
United Kingdom	19.3
United States	1.7

TOTAL	100.0%

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX / WIIOX)	JUNE 30, 2024 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 99.3%

	Advertising 0.4%
219,746	YouGov PLC	$1,127,790

	Alternative Carriers 1.1%
243,307	Chief Telecom, Inc.	2,706,957

	Application Software 13.9%
50,022	Atoss Software SE	5,982,477
816,755	Bytes Technology Group PLC	5,708,230
17,482	Esker SA	3,292,880
635,931	Fortnox AB	3,825,778
242,900	m-up Holdings, Inc.	2,177,242
78,724	Mensch und Maschine Software SE	4,653,885
87,400	Plus Alpha Consulting Co. Ltd.	1,031,376
259,432	Rakus Co. Ltd.	3,366,114
49,946	Text SA	950,372
93,587	Vitec Software Group AB, Class B	4,848,763

		35,837,117

	Asset Management & Custody Banks 4.7%
845,555	JTC PLC	10,241,773
85,531	Prudent Corporate Advisory Services Ltd.	1,942,608

		12,184,381

	Commercial & Residential Mortgage Finance 4.6%
155,334	Aavas Financiers Ltd.*	3,445,871
822,515	Mortgage Advice Bureau Holdings Ltd.	8,505,079

		11,950,950

	Commodity Chemicals 2.4%
506,232	Berger Paints India Ltd.	3,058,162
43,947	Supreme Industries Ltd.	3,132,038

		6,190,200

	Construction & Engineering 1.5%
1,017,592	Johns Lyng Group Ltd.	3,849,272

	Consumer Finance 3.7%
127,859	Moltiply Group SpA	4,672,351
2,431,800	Ngern Tid Lor PCL	1,225,923
267,150	Premium Group Co. Ltd.	3,606,976

		9,505,250

	Data Processing & Outsourced Services 0.7%
944,300	Infomart Corp.	1,821,275

	Diversified Support Services 8.2%
400,853	CMS Info Systems Ltd.	2,365,019
1,501,231	Frontken Corp. Bhd.	1,415,913
569,400	Japan Elevator Service Holdings Co. Ltd.	9,180,152
2,603,950	Johnson Service Group PLC	5,194,226
681,697	Prestige International, Inc.	2,987,753

		21,143,063

	Electrical Components & Equipment 1.9%
84,631	Voltronic Power Technology Corp.	5,010,695

	Electronic Equipment & Instruments 0.9%
108,380	Nayax Ltd.*	2,292,877

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX / WIIOX)	JUNE 30, 2024 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Food Retail 1.9%
45,195	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	$2,373,426
2,347,200	Sheng Siong Group Ltd.	2,579,150

		4,952,576

	Health Care Facilities 0.5%
83,075	Rainbow Children’s Medicare Ltd.*	1,241,181

	Health Care Services 3.3%
936,988	Vijaya Diagnostic Centre Pvt. Ltd.	8,415,054

	Health Care Technology 6.0%
115,444	Nexus AG	6,750,461
91,644	Pro Medicus Ltd.	8,703,648

		15,454,109

	Heavy Electrical Equipment 1.0%
163,033	Elecon Engineering Co. Ltd.	2,580,981

	Human Resource & Employment Services 3.9%
7,971	Benefit Systems SA	5,742,912
336,362	SMS Co. Ltd.	4,272,501

		10,015,413

	Industrial Machinery & Supplies & Components 1.8%
551,695	Elgi Equipments Ltd.	4,744,186

	Interactive Media & Services 7.2%
2,356,744	Baltic Classifieds Group PLC	7,098,728
34,100	Bengo4.com, Inc.*	717,447
311,979	Hemnet Group AB	9,398,450
70,439	MarkLines Co. Ltd.	1,334,222

		18,548,847

	Investment Banking & Brokerage 3.5%
836,697	AJ Bell PLC	4,013,851
171,100	Strike Co. Ltd.	4,911,402

		8,925,253

	IT Consulting & Other Services 3.6%
127,300	baudroie, Inc.*	2,798,856
54,188	Digital Value SpA*	3,493,566
254,469	R Systems International Ltd.	1,633,835
79,000	Simplex Holdings, Inc.	1,398,881

		9,325,138

	Metal, Glass & Plastic Containers 0.8%
211,537	Mold-Tek Packaging Ltd.	2,031,846

	Personal Care Products 2.5%
417,233	Sarantis SA	4,809,024
223,043	Warpaint London PLC	1,742,442

		6,551,466

	Property & Casualty Insurance 2.3%
588,798	Qualitas Controladora SAB de CV	5,984,209

	Real Estate Services 0.7%
44,244	AZOOM Co. Ltd.	1,679,166

	Regional Banks 1.8%
69,558	EQB, Inc.	4,740,754

	Research & Consulting Services 4.7%
10,479,718	CTOS Digital Bhd.	3,284,289
79,215	Funai Soken Holdings, Inc.	1,131,248
294,597	NICE Information Service Co. Ltd.	2,423,938
415,100	SIGMAXYZ Holdings, Inc.	4,106,167
168,000	Sporton International, Inc.	1,152,158

		12,097,800

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX / WIIOX)	JUNE 30, 2024 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Restaurants 0.3%
38,100	Gift Holdings, Inc.	$644,685

	Semiconductor Materials & Equipment 3.2%
99,000	Gudeng Precision Industrial Co. Ltd.	1,358,242
322,059	Materials Analysis Technology, Inc.	2,859,562
41,615	Tokai Carbon Korea Co. Ltd.	4,022,599

		8,240,403

	Semiconductors 4.1%
39,113	Elmos Semiconductor SE	3,188,637
43,675	LEENO Industrial, Inc.	7,382,428

		10,571,065

	Trading Companies & Distributors 2.2%
496,718	Ashtead Technology Holdings PLC	4,772,047
259,800	IPD Group Ltd.	808,215

		5,580,262

	Total Common Stocks (cost $173,945,414)	255,944,221

	Total Investments (cost $173,945,414) 99.3%§	255,944,221
	Other Assets less Liabilities 0.7%	1,765,350

	NET ASSETS 100.0%	$257,709,571

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 73.05%. See Notes to Schedules of Investments.

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX / WIIOX)	JUNE 30, 2024 (UNAUDITED)

Schedule of Investments (continued)

At June 30, 2024, the Wasatch International Opportunities Fund’s investments were in the following countries:

COUNTRY	%
Australia	5.2
Canada	1.9
France	1.3
Germany	8.1
Greece	1.9
India	13.5
Israel	1.8
Italy	3.2
Japan	18.4
Malaysia	1.8
Mexico	2.3
Poland	2.6
Singapore	1.0
South Korea	5.4
Sweden	7.1
Taiwan	5.1
Thailand	0.5
United Kingdom	18.9

TOTAL	100.0%

WASATCH INTERNATIONAL SELECT FUND (WAISX / WGISX)	JUNE 30, 2024 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 94.6%

	Apparel, Accessories & Luxury Goods 4.5%
74	Hermes International SCA	$170,912

	Application Software 12.2%
1,165	Dassault Systemes SE	43,805
2,425	Descartes Systems Group, Inc.*	234,958
2,062	Xero Ltd.*	186,480

		465,243

	Asset Management & Custody Banks 4.4%
132	Partners Group Holding AG	169,033

	Automobile Manufacturers 2.6%
244	Ferrari NV	99,574

	Broadline Retail 6.7%
2,780	Dollarama, Inc.	253,828

	Building Products 8.3%
8,259	Assa Abloy AB, Class B	233,899
963	Kingspan Group PLC	81,843

		315,742

	Diversified Banks 1.0%
2,100	Rakuten Bank Ltd.*	38,283

	Drug Retail 2.5%
6,900	Sugi Holdings Co. Ltd.	94,821

	Electrical Components & Equipment 1.4%
866	Prysmian SpA	53,464

	Electronic Equipment & Instruments 6.1%
6,779	Halma PLC	231,066

	Health Care Equipment 2.9%
1,115	DiaSorin SpA	110,920

	Hotels, Resorts & Cruise Lines 1.6%
930	Amadeus IT Group SA	61,886

	Industrial Machinery & Supplies & Components 2.3%
156	VAT Group AG	88,087

	Interactive Media & Services 11.3%
1,644	REA Group Ltd.	214,665
2,829	Scout24 SE	216,146

		430,811

	IT Consulting & Other Services 1.6%
1,217	Endava PLC, ADR*	35,585
200	Obic Co. Ltd.	25,807

		61,392

	Life Sciences Tools & Services 5.6%
674	ICON PLC*	211,279

	Property & Casualty Insurance 3.8%
4,359	Definity Financial Corp.	143,319

	Real Estate Services 4.1%
1,026	FirstService Corp.	156,144

WASATCH INTERNATIONAL SELECT FUND (WAISX / WGISX)	JUNE 30, 2024 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Research & Consulting Services 3.7%
2,800	BayCurrent Consulting, Inc.	$56,685
498	Wolters Kluwer NV	82,239

		138,924

	Semiconductor Materials & Equipment 1.5%
75	ASM International NV	57,328

	Trading Companies & Distributors 2.3%
7,300	MonotaRO Co. Ltd.	85,495

	Transaction & Payment Processing Services 4.2%
98	Adyen NV*	116,392
800	GMO Payment Gateway, Inc.	44,293

		160,685

	Total Common Stocks (cost $3,035,251)	3,598,236

	Total Investments (cost $3,035,251) 94.6%§	3,598,236
	Other Assets less Liabilities 5.4%	205,771

	NET ASSETS 100.0%	$3,804,007

*Non-income producing.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 67.38%.

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

At June 30, 2024, the Wasatch International Select Fund’s investments were in the following countries:

COUNTRY	%
Australia	11.2
Canada	21.9
France	6.0
Germany	6.0
Ireland	8.2
Italy	7.3
Japan	9.6
Netherlands	7.1
Spain	1.7
Sweden	6.5
Switzerland	7.1
United Kingdom	7.4

TOTAL	100.0%

WASATCH LONG/SHORT ALPHA FUND (WALSX / WGLSX)	JUNE 30, 2024 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 112.5%

	Apparel, Accessories & Luxury Goods 1.9%
20,781	Carter’s, Inc.	$1,287,799

	Application Software 14.5%
68,310	Clearwater Analytics Holdings, Inc., Class A* ††	1,265,101
31,964	Five9, Inc.* ††	1,409,612
18,599	Guidewire Software, Inc.* ††	2,564,616
1,691	HubSpot, Inc.* ††	997,335
3,717	Roper Technologies, Inc.††	2,095,124
16,470	Sprout Social, Inc., Class A*	587,650
3,958	Workday, Inc., Class A* ††	884,851

		9,804,289

	Asset Management & Custody Banks 2.6%
14,465	Hamilton Lane, Inc., Class A††	1,787,585

	Automotive Parts & Equipment 0.9%
17,019	XPEL, Inc.* ††	605,196

	Automotive Retail 3.7%
43,680	Monro, Inc.	1,042,205
33,588	Valvoline, Inc.* ††	1,451,001

		2,493,206

	Biotechnology 2.9%
114,109	C4 Therapeutics, Inc.*	527,184
57,441	Nkarta, Inc.*	339,476
25,452	Nurix Therapeutics, Inc.* ††	531,183
434,269	Sangamo Therapeutics, Inc.*	155,599
8,133	Viking Therapeutics, Inc.* ††	431,130

		1,984,572

	Building Products 1.7%
15,482	Trex Co., Inc.* ††	1,147,526

	Consumer Finance 1.8%
113,828	EZCORP, Inc., Class A*	1,191,779

	Distributors 2.3%
5,151	Pool Corp.††	1,583,057

	Electronic Equipment & Instruments 2.4%
9,814	Novanta, Inc.* ††	1,600,762

	Electronic Manufacturing Services 2.9%
24,097	Benchmark Electronics, Inc.††	950,868
4,181	Fabrinet*	1,023,467

		1,974,335

	Financial Exchanges & Data 5.0%
6,865	MarketAxess Holdings, Inc.††	1,376,638
6,894	Morningstar, Inc.††	2,039,590

		3,416,228

	Health Care Equipment 2.2%
5,762	Inspire Medical Systems, Inc.* ††	771,128
26,744	Silk Road Medical, Inc.*	723,158

		1,494,286

	Health Care Facilities 4.0%
22,172	Ensign Group, Inc.††	2,742,455

WASATCH LONG/SHORT ALPHA FUND (WALSX / WGLSX)	JUNE 30, 2024 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Health Care Services 3.6%
12,973	Addus HomeCare Corp.* ††	$1,506,295
39,034	Pennant Group, Inc.*	905,198

		2,411,493

	Health Care Supplies 1.7%
4,298	UFP Technologies, Inc.* ††	1,134,113

	Home Improvement Retail 3.0%
20,405	Floor & Decor Holdings, Inc., Class A* ††	2,028,461

	Homebuilding 1.4%
13,992	Skyline Champion Corp.* ††	947,958

	Human Resource & Employment Services 3.6%
25,261	Kelly Services, Inc., Class A††	540,838
14,311	Paylocity Holding Corp.* ††	1,886,905

		2,427,743

	Industrial Machinery & Supplies & Components 6.7%
8,571	Kadant, Inc.††	2,517,989
7,571	RBC Bearings, Inc.* ††	2,042,504

		4,560,493

	Investment Banking & Brokerage 2.2%
26,476	Moelis & Co., Class A	1,505,425

	IT Consulting & Other Services 3.0%
11,352	Globant SA* ††	2,023,607

	Leisure Products 1.7%
30,596	YETI Holdings, Inc.* ††	1,167,237

	Life Sciences Tools & Services 2.5%
4,069	Medpace Holdings, Inc.* ††	1,675,818

	Managed Health Care 3.0%
23,816	HealthEquity, Inc.* ††	2,052,939

	Oil & Gas Equipment & Services 3.5%
32,146	Cactus, Inc., Class A††	1,695,380
109,553	RPC, Inc.	684,706

		2,380,086

	Other Specialty Retail 1.5%
9,515	Five Below, Inc.*	1,036,850

	Packaged Foods & Meats 2.1%
11,100	Freshpet, Inc.* ††	1,436,229

	Paper Products 1.8%
25,552	Clearwater Paper Corp.* ††	1,238,505

	Pharmaceuticals 3.1%
252,859	Esperion Therapeutics, Inc.*	561,347
22,458	Intra-Cellular Therapies, Inc.* ††	1,538,148

		2,099,495

	Property & Casualty Insurance 2.4%
22,997	Axis Capital Holdings Ltd.††	1,624,738

	Regional Banks 2.4%
39,090	Bank OZK††	1,602,690

	Research & Consulting Services 2.9%
13,184	ICF International, Inc.††	1,957,297

WASATCH LONG/SHORT ALPHA FUND (WALSX / WGLSX)	JUNE 30, 2024 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Self-Storage REITs 3.2%
52,399	National Storage Affiliates Trust††	$2,159,887

	Semiconductors 1.9%
1,549	Monolithic Power Systems, Inc.††	1,272,782

	Specialty Chemicals 2.2%
11,903	Innospec, Inc.††	1,471,092

	Technology Distributors 1.4%
20,768	ScanSource, Inc.* ††	920,230

	Trading Companies & Distributors 1.4%
7,967	Transcat, Inc.* ††	953,491

	Transaction & Payment Processing Services 1.5%
15,597	Block, Inc.* ††	1,005,851

	Total Common Stocks (cost $68,122,929)	76,207,585

	WARRANTS 0.0%

	Biotechnology 0.0%
178,571	Sangamo Therapeutics, Inc., expiring 9/26/2029* *** †	8,929

	Total Warrants (cost $36,978)	8,929

	COMMON STOCKS SOLD SHORT (32.2%)

	Advertising 0.8%
(29,517)	Thryv Holdings, Inc.*	(525,993)

	Aerospace & Defense 1.7%
(129,253)	Rocket Lab USA, Inc.*	(620,414)
(15,295)	Spirit AeroSystems Holdings, Inc., Class A*	(502,747)

		(1,123,161)

	Alternative Carriers 0.7%
(425,630)	Globalstar, Inc.*	(476,706)

	Aluminum 0.5%
(20,880)	Century Aluminum Co.*	(349,740)

	Apparel Retail 0.4%
(18,519)	Revolve Group, Inc.*	(294,637)

	Application Software 4.0%
(32,681)	Asana, Inc., Class A*	(457,207)
(17,493)	Confluent, Inc., Class A*	(516,568)
(61,830)	Domo, Inc., Class B*	(477,328)
(7,671)	Nutanix, Inc., Class A*	(436,096)
(37,877)	Sprinklr, Inc., Class A*	(364,377)
(87,995)	Yext, Inc.*	(470,773)

		(2,722,349)

	Asset Management & Custody Banks 0.4%
(2,057)	ARES Management Corp., Class A	(274,157)

	Biotechnology 0.7%
(9,037)	CRISPR Therapeutics AG*	(488,088)

WASATCH LONG/SHORT ALPHA FUND (WALSX / WGLSX)	JUNE 30, 2024 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Broadcasting 0.4%
(265,203)	iHeartMedia, Inc., Class A*	$(289,071)

	Communications Equipment 0.8%
(3,746)	Ubiquiti, Inc.	(545,642)

	Electrical Components & Equipment 0.6%
(36,768)	Sunrun, Inc.*	(436,069)

	Electronic Equipment & Instruments 0.8%
(221,958)	SmartRent, Inc.*	(530,480)

	Health Care Equipment 2.0%
(45,894)	Alphatec Holdings, Inc.*	(479,592)
(57,121)	Nevro Corp.*	(480,959)
(64,583)	Pulmonx Corp.*	(409,456)

		(1,370,007)

	Health Care REITs 0.6%
(3,810)	Welltower, Inc.	(397,193)

	Health Care Supplies 0.5%
(7,106)	Establishment Labs Holdings, Inc.*	(322,897)

	Heavy Electrical Equipment 0.5%
(27,988)	Bloom Energy Corp., Class A*	(342,573)

	Hotel & Resort REITs 0.3%
(11,702)	Park Hotels & Resorts, Inc.	(175,296)

	Hotels, Resorts & Cruise Lines 1.5%
(1,899)	Hyatt Hotels Corp., Class A	(288,496)
(76,617)	Lindblad Expeditions Holdings, Inc.*	(739,354)

		(1,027,850)

	Human Resource & Employment Services 0.8%
(10,298)	Dayforce, Inc.*	(510,781)

	Interactive Home Entertainment 0.8%
(14,685)	ROBLOX Corp., Class A*	(546,429)

	Interactive Media & Services 1.6%
(152,689)	Angi, Inc.*	(293,163)
(35,905)	Getty Images Holdings, Inc.*	(117,050)
(246,196)	Nextdoor Holdings, Inc.*	(684,425)

		(1,094,638)

	Leisure Facilities 0.8%
(27,073)	Life Time Group Holdings, Inc.*	(509,785)

	Life Sciences Tools & Services 0.6%
(4,158)	Revvity, Inc.	(436,008)

	Multi-Family Residential REITs 0.5%
(19,394)	Elme Communities	(308,946)

	Multi-Utilities 0.3%
(7,585)	CenterPoint Energy, Inc.	(234,983)

	Other Specialty Retail 0.7%
(109,517)	Leslie’s, Inc.*	(458,876)

	Packaged Foods & Meats 0.9%
(1,823)	J M Smucker Co.	(198,780)
(2,031)	Lancaster Colony Corp.	(383,798)

		(582,578)

WASATCH LONG/SHORT ALPHA FUND (WALSX / WGLSX)	JUNE 30, 2024 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Passenger Airlines 0.5%
(65,389)	Joby Aviation, Inc.*	$(333,484)

	Personal Care Products 0.5%
(30,267)	Coty, Inc., Class A*	(303,275)

	Real Estate Development 0.8%
(8,524)	Howard Hughes Holdings, Inc.*	(552,526)

	Real Estate Services 0.8%
(11,714)	Zillow Group, Inc., Class C*	(543,413)

	Restaurants 1.6%
(58,608)	Portillo’s, Inc., Class A*	(569,670)
(16,724)	Sweetgreen, Inc., Class A*	(504,061)

		(1,073,731)

	Semiconductors 0.3%
(28,494)	SkyWater Technology, Inc.*	(217,979)

	Specialty Chemicals 0.6%
(4,281)	Albemarle Corp.	(408,921)

	Telecom Tower REITs 0.5%
(1,794)	SBA Communications Corp.	(352,162)

	Trading Companies & Distributors 0.6%
(36,043)	Xometry, Inc., Class A*	(416,657)

	Transaction & Payment Processing Services 1.1%
(8,080)	Affirm Holdings, Inc.*	(244,097)
(43,449)	Remitly Global, Inc.*	(526,602)

		(770,699)

	Water Utilities 0.7%
(9,141)	California Water Service Group	(443,247)

	Total Investments Sold Short (proceeds $24,041,528) (32.2%)	(21,791,027)

	Total Investments, Net of Investments Sold Short (cost $44,118,379) 80.3%	54,425,487
	Other Assets less Liabilities 19.7%	13,345,456

	NET ASSETS 100.0%	$67,770,943

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees using unobservable inputs as described in Note 8, as applicable.

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7). The aggregate value of securities purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 at June 30, 2024 amounted to approximately $8,929 and represented 0.01% of net assets.

††All or a portion of this security has been designated as collateral for short sales.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At June 30, 2024, the Wasatch Long/Short Alpha Fund’s investments, excluding securities sold short were in the following countries:

COUNTRY	%
United States	100.0

TOTAL	100.0%

WASATCH MICRO CAP FUND (WMICX / WGICX)	JUNE 30, 2024 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 97.7%

	Apparel Retail 2.0%
96,413	Boot Barn Holdings, Inc.*	$12,430,528

	Application Software 7.1%
159,828	Agilysys, Inc.*	16,644,488
148,907	Q2 Holdings, Inc.*	8,983,559
253,890	Sprout Social, Inc., Class A*	9,058,795
1,092,990	Weave Communications, Inc.*	9,858,770

		44,545,612

	Asset Management & Custody Banks 2.9%
1,844,930	GCM Grosvenor, Inc., Class A	18,006,517

	Automotive Parts & Equipment 2.4%
61,205	Patrick Industries, Inc.	6,643,803
233,701	XPEL, Inc.*	8,310,407

		14,954,210

	Biotechnology 4.5%
609,978	BriaPro Therapeutics Corp.* *** †	6,100
567,501	C4 Therapeutics, Inc.*	2,621,855
82,140	Denali Therapeutics, Inc.*	1,907,291
127,538	Dyne Therapeutics, Inc.*	4,500,816
344,043	Immatics NV*	3,997,780
674,997	MacroGenics, Inc.*	2,868,737
332,999	Nkarta, Inc.*	1,968,024
233,158	Nurix Therapeutics, Inc.*	4,866,007
5,289,904	Sangamo Therapeutics, Inc.*	1,895,372
72,305	Viking Therapeutics, Inc.*	3,832,888

		28,464,870

	Building Products 2.0%
997,959	Janus International Group, Inc.*	12,604,222

	Communications Equipment 1.1%
604,008	Harmonic, Inc.*	7,109,174

	Construction & Engineering 3.4%
213,249	Construction Partners, Inc., Class A*	11,773,477
163,778	Limbach Holdings, Inc.*	9,323,882

		21,097,359

	Consumer Finance 1.7%
1,026,620	EZCORP, Inc., Class A*	10,748,712

	Distillers & Vintners 0.0%
829,212	Vintage Wine Estates, Inc.*	115,426

	Electrical Components & Equipment 1.5%
368,405	Allient, Inc.	9,309,594

	Electronic Equipment & Instruments 5.5%
213,585	Napco Security Technologies, Inc.	11,095,741
343,760	nLight, Inc.*	3,757,297
65,249	OSI Systems, Inc.*	8,973,042
222,081	PAR Technology Corp.*	10,457,794

		34,283,874

	Electronic Manufacturing Services 2.0%
245,622	CTS Corp.	12,435,842

WASATCH MICRO CAP FUND (WMICX / WGICX)	JUNE 30, 2024 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Financial Exchanges & Data 0.9%
1,034,525	Open Lending Corp., Class A*	$5,772,650

	Health Care Equipment 2.7%
413,323	Artivion, Inc.*	10,601,735
234,364	Silk Road Medical, Inc.*	6,337,203

		16,938,938

	Health Care Services 6.7%
178,560	Addus HomeCare Corp.*	20,732,601
300,678	Castle Biosciences, Inc.*	6,545,760
637,367	Pennant Group, Inc.*	14,780,541

		42,058,902

	Health Care Supplies 3.2%
260,076	OrthoPediatrics Corp.*	7,479,786
48,483	UFP Technologies, Inc.*	12,793,209

		20,272,995

	Health Care Technology 2.3%
292,923	Simulations Plus, Inc.	14,241,916

	Home Furnishing Retail 1.5%
554,678	Arhaus, Inc.	9,396,245

	Home Furnishings 0.4%
2,225,936	Purple Innovation, Inc.*	2,314,974

	Homebuilding 2.5%
286,207	Dream Finders Homes, Inc., Class A*	7,389,865
886,085	Landsea Homes Corp.*	8,143,121

		15,532,986

	Human Resource & Employment Services 0.7%
409,181	DLH Holdings Corp.*	4,320,951

	Industrial Machinery & Supplies & Components 4.6%
190,158	Helios Technologies, Inc.	9,080,045
423,073	Kornit Digital Ltd.*	6,193,789
2,878,930	Markforged Holding Corp.*	1,180,361
77,629	Standex International Corp.	12,509,913

		28,964,108

	Insurance Brokers 1.0%
108,251	Goosehead Insurance, Inc., Class A*	6,217,938

	Internet Services & Infrastructure 1.5%
651,556	BigCommerce Holdings, Inc., Series 1*	5,251,541
242,396	Couchbase, Inc.*	4,426,151

		9,677,692

	Investment Banking & Brokerage 1.9%
744,348	Perella Weinberg Partners	12,095,655

	IT Consulting & Other Services 1.8%
1,043,778	Grid Dynamics Holdings, Inc.*	10,970,107

	Leisure Facilities 1.5%
583,447	Xponential Fitness, Inc., Class A*	9,101,773

	Leisure Products 1.2%
390,205	MasterCraft Boat Holdings, Inc.*	7,367,070

	Packaged Foods & Meats 3.3%
60,167	Freshpet, Inc.*	7,785,008
1,920,969	Mama’s Creations, Inc.* ‡‡	12,947,331

		20,732,339

WASATCH MICRO CAP FUND (WMICX / WGICX)	JUNE 30, 2024 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Personal Care Products 1.3%
560,549	Nature’s Sunshine Products, Inc.*	$8,447,474

	Pharmaceuticals 2.2%
77,631	Arvinas, Inc.*	2,066,537
656,366	Athira Pharma, Inc.*	1,739,370
4,211,030	Esperion Therapeutics, Inc.*	9,348,487
7,715,671	PharmaCielo Ltd.* *** §§	874,185

		14,028,579

	Regional Banks 2.7%
351,385	Esquire Financial Holdings, Inc.	16,725,926

	Research & Consulting Services 1.8%
77,135	ICF International, Inc.	11,451,462

	Restaurants 2.6%
309,937	Chuy’s Holdings, Inc.*	8,033,567
126,583	Kura Sushi USA, Inc., Class A*	7,986,122

		16,019,689

	Semiconductor Materials & Equipment 5.7%
36,782	Nova Ltd.*	8,626,482
318,875	PDF Solutions, Inc.*	11,600,673
336,447	Veeco Instruments, Inc.*	15,715,439

		35,942,594

	Semiconductors 2.8%
55,680	Impinj, Inc.*	8,728,953
73,136	SiTime Corp.*	9,096,656

		17,825,609

	Soft Drinks & Non-Alcoholic Beverages 1.7%
393,293	Vita Coco Co., Inc.*	10,953,210

	Trading Companies & Distributors 1.7%
90,585	Transcat, Inc.*	10,841,213

	Transaction & Payment Processing Services 1.4%
1,332,046	Cantaloupe, Inc.*	8,791,504

	Total Common Stocks (cost $509,915,320)	613,110,439

	PREFERRED STOCKS 1.5%

	Textiles 1.5%
339,559	Johnnie-O Holdings, Inc., Series A Pfd.* *** †	9,039,061

	Total Preferred Stocks (cost $10,000,013)	9,039,061

	WARRANTS 0.0%

	Biotechnology 0.0%
1,556,949	Sangamo Therapeutics, Inc., expiring 9/26/2029* *** †	77,847

WASATCH MICRO CAP FUND (WMICX / WGICX)	JUNE 30, 2024 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value

	Pharmaceuticals 0.0%
45,000	IM Cannabis Corp., expiring 5/7/2026* *** †	$—

	Total Warrants (cost $939,374)	77,847

	Total Investments (cost $520,854,707) 99.2%	622,227,347
	Other Assets less Liabilities 0.8%	5,203,801

	NET ASSETS 100.0%	$627,431,148

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees using unobservable inputs as described in Note 8, as applicable.

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7). The aggregate value of securities purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 at June 30, 2024 amounted to approximately $9,123,008 and represented 1.45% of net assets.

‡‡Affiliated company (see Note 6).

§§The aggregate value of illiquid holdings at June 30, 2024 amounted to approximately $874,185 and represented 0.14% of net assets.

See Notes to Schedules of Investments.

At June 30, 2024, the Wasatch Micro Cap Fund’s investments were in the following countries:

COUNTRY	%
Canada	0.1
Germany	0.7
Israel	2.4
United States	96.8

TOTAL	100.0%

WASATCH MICRO CAP VALUE FUND (WAMVX / WGMVX)	JUNE 30, 2024 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 97.6%

	Air Freight & Logistics 1.0%
549,000	Radiant Logistics, Inc.*	$3,123,810

	Apparel Retail 1.6%
135,000	Shoe Carnival, Inc.	4,980,150

	Application Software 4.7%
307,330	Red Violet, Inc.*	7,806,182
701,275	Weave Communications, Inc.*	6,325,500

		14,131,682

	Asset Management & Custody Banks 1.9%
586,895	GCM Grosvenor, Inc., Class A	5,728,095

	Automotive Parts & Equipment 1.0%
29,000	Patrick Industries, Inc.	3,147,950

	Commercial & Residential Mortgage Finance 1.4%
406,701	Mortgage Advice Bureau Holdings Ltd.	4,205,424

	Communications Equipment 2.4%
116,672	Digi International, Inc.*	2,675,289
383,000	Harmonic, Inc.*	4,507,910

		7,183,199

	Construction & Engineering 7.9%
139,157	Bowman Consulting Group Ltd.*	4,423,801
79,500	Construction Partners, Inc., Class A*	4,389,195
98,000	Granite Construction, Inc.	6,073,060
82,375	Limbach Holdings, Inc.*	4,689,609
38,000	Sterling Infrastructure, Inc.*	4,496,920

		24,072,585

	Consumer Finance 2.3%
652,000	EZCORP, Inc., Class A*	6,826,440

	Diversified Metals & Mining 0.6%
685,000	Foran Mining Corp.*	1,962,794

	Diversified Support Services 1.8%
2,797,000	Johnson Service Group PLC	5,579,313

	Education Services 0.8%
210,000	Lincoln Educational Services Corp.*	2,490,600

	Electrical Components & Equipment 0.6%
73,000	Allient, Inc.	1,844,710

	Electronic Equipment & Instruments 3.6%
1,051,000	Luna Innovations, Inc.*	3,363,200
86,000	Napco Security Technologies, Inc.	4,467,700
66,000	PAR Technology Corp.*	3,107,940

		10,938,840

	Environmental & Facilities Services 1.2%
223,000	Aris Water Solutions, Inc., Class A	3,494,410

	Food Distributors 1.5%
118,800	Chefs’ Warehouse, Inc.*	4,646,268

	Food Retail 1.2%
127,000	Halows Co. Ltd.	3,534,081

WASATCH MICRO CAP VALUE FUND (WAMVX / WGMVX)	JUNE 30, 2024 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Gold 0.6%
798,000	Osisko Mining, Inc.*	$1,668,272

	Health Care Equipment 3.2%
1,795,794	AOTI, Inc.*	3,087,285
165,000	Inmode Ltd.*	3,009,600
300,526	Tactile Systems Technology, Inc.*	3,588,280

		9,685,165

	Health Care Services 5.4%
50,059	Addus HomeCare Corp.*	5,812,351
239,174	InfuSystem Holdings, Inc.*	1,633,558
199,000	Pennant Group, Inc.*	4,614,810
679,000	Viemed Healthcare, Inc.*	4,447,450

		16,508,169

	Health Care Supplies 2.2%
125,000	OrthoPediatrics Corp.*	3,595,000
12,000	UFP Technologies, Inc.*	3,166,440

		6,761,440

	Health Care Technology 1.2%
61,000	Nexus AG	3,566,908

	Home Furnishing Retail 1.4%
255,000	Arhaus, Inc.	4,319,700

	Homebuilding 4.6%
444,418	Landsea Homes Corp.*	4,084,201
147,000	Skyline Champion Corp.*	9,959,250

		14,043,451

	Industrial Machinery & Supplies & Components 4.8%
149,000	Graham Corp.*	4,195,840
31,000	John Bean Technologies Corp.	2,944,070
10,000	Kadant, Inc.	2,937,800
28,000	Standex International Corp.	4,512,200

		14,589,910

	Internet Services & Infrastructure 2.0%
369,000	BigCommerce Holdings, Inc., Series 1*	2,974,140
174,524	Couchbase, Inc.*	3,186,808

		6,160,948

	Investment Banking & Brokerage 3.1%
242,000	JDC Group AG*	5,442,570
248,000	Perella Weinberg Partners	4,030,000

		9,472,570

	IT Consulting & Other Services 1.2%
356,000	Grid Dynamics Holdings, Inc.*	3,741,560

	Mortgage REITs 1.2%
292,276	AFC Gamma, Inc.	3,565,767

	Oil & Gas Exploration & Production 1.4%
291,000	HighPeak Energy, Inc.	4,091,460

	Packaged Foods & Meats 5.8%
387,000	BRC, Inc., Class A*	2,372,310
364,000	Hilton Food Group PLC	4,136,589
1,707,000	LT Foods Ltd.	5,229,669
889,000	Mama’s Creations, Inc.*	5,991,860

		17,730,428

WASATCH MICRO CAP VALUE FUND (WAMVX / WGMVX)	JUNE 30, 2024 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Pharmaceuticals 1.4%
573,789	Biote Corp., Class A*	$4,286,204

	Property & Casualty Insurance 3.7%
145,055	Bowhead Specialty Holdings, Inc.*	3,675,694
31,800	HCI Group, Inc.	2,931,006
123,563	Skyward Specialty Insurance Group, Inc.*	4,470,509

		11,077,209

	Regional Banks 3.5%
59,000	Axos Financial, Inc.*	3,371,850
94,000	Esquire Financial Holdings, Inc.	4,474,400
166,000	First Western Financial, Inc.*	2,822,000

		10,668,250

	Research & Consulting Services 3.5%
39,528	ICF International, Inc.	5,868,327
2,644,000	Knights Group Holdings PLC	4,746,036

		10,614,363

	Restaurants 0.7%
220,260	GEN Restaurant Group, Inc.*	1,995,556

	Semiconductor Materials & Equipment 2.6%
166,000	Veeco Instruments, Inc.*	7,753,860

	Semiconductors 2.7%
24,800	Impinj, Inc.*	3,887,896
34,500	SiTime Corp.*	4,291,110

		8,179,006

	Soft Drinks & Non-Alcoholic Beverages 0.9%
93,000	Vita Coco Co., Inc.*	2,590,050

	Technology Distributors 1.5%
72,643	Climb Global Solutions, Inc.	4,562,707

	Trading Companies & Distributors 3.5%
161,000	ADENTRA, Inc.	4,386,148
79,000	Global Industrial Co.	2,477,440
130,000	Karat Packaging, Inc.	3,845,400

		10,708,988

	Total Common Stocks (cost $210,002,457)	296,232,292

	WARRANTS 0.0%

	Trading Companies & Distributors 0.0%
1,447	Greenlane Holdings, Inc., expiring 2/24/2026* *** †	—

	Total Warrants (cost $396,902)	—

	Total Investments (cost $210,399,359) 97.6%	296,232,292
	Other Assets less Liabilities 2.4%	7,342,627

	NET ASSETS 100.0%	$303,574,919

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees using unobservable inputs as described in Note 8, as applicable.

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7). The aggregate value of securities purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 at June 30, 2024 amounted to approximately $0 and represented 0.00% of net assets.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 2.89%.

See Notes to Schedules of Investments.

WASATCH MICRO CAP VALUE FUND (WAMVX / WGMVX)	JUNE 30, 2024 (UNAUDITED)

Schedule of Investments (continued)

At June 30, 2024, the Wasatch Micro Cap Value Fund’s investments were in the following countries:

COUNTRY	%
Canada	2.7
Germany	3.0
India	1.8
Israel	1.0
Japan	1.2
United Kingdom	6.3
United States	84.0

TOTAL	100.0%

WASATCH SMALL CAP GROWTH FUND (WAAEX / WIAEX)	JUNE 30, 2024 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 98.8%

	Apparel Retail 2.4%
392,499	Boot Barn Holdings, Inc.*	$50,604,896

	Application Software 11.4%
597,319	Agilysys, Inc.*	62,204,800
897,277	Alkami Technology, Inc.*	25,554,449
3,580,784	Clearwater Analytics Holdings, Inc., Class A*	66,316,120
592,611	Five9, Inc.*	26,134,145
1,178,231	nCino, Inc.*	37,055,365
738,453	Sprout Social, Inc., Class A*	26,348,003

		243,612,882

	Asset Management & Custody Banks 2.2%
1,017,328	StepStone Group, Inc., Class A	46,685,182

	Automotive Parts & Equipment 2.4%
506,110	Fox Factory Holding Corp.*	24,389,441
728,098	XPEL, Inc.*	25,891,165

		50,280,606

	Broadline Retail 4.9%
822,077	Global-e Online Ltd.*	29,816,733
763,009	Ollie’s Bargain Outlet Holdings, Inc.*	74,904,593

		104,721,326

	Building Products 5.1%
663,524	AAON, Inc.	57,885,834
1,179,702	AZEK Co., Inc.*	49,700,845

		107,586,679

	Construction & Engineering 2.4%
908,359	Construction Partners, Inc., Class A*	50,150,500

	Health Care Equipment 2.6%
211,537	Inspire Medical Systems, Inc.*	28,309,997
179,213	TransMedics Group, Inc.*	26,993,062

		55,303,059

	Health Care Facilities 4.9%
755,529	Ensign Group, Inc.	93,451,382
384,552	PACS Group, Inc.*	11,344,284

		104,795,666

	Health Care Services 2.9%
381,158	Addus HomeCare Corp.*	44,256,255
807,023	Castle Biosciences, Inc.*	17,568,891

		61,825,146

	Home Improvement Retail 2.2%
475,347	Floor & Decor Holdings, Inc., Class A*	47,254,245

	Homebuilding 1.7%
403,882	LGI Homes, Inc.*	36,143,400

	Human Resource & Employment Services 2.6%
419,053	Paylocity Holding Corp.*	55,252,138

	Industrial Machinery & Supplies & Components 5.7%
761,732	Helios Technologies, Inc.	36,372,703
318,995	RBC Bearings, Inc.*	86,058,471

		122,431,174

WASATCH SMALL CAP GROWTH FUND (WAAEX / WIAEX)	JUNE 30, 2024 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Insurance Brokers 1.3%
483,065	Goosehead Insurance, Inc., Class A*	$27,747,254

	IT Consulting & Other Services 4.3%
330,547	Globant SA*	58,923,308
3,128,760	Grid Dynamics Holdings, Inc.*	32,883,268

		91,806,576

	Leisure Products 1.7%
923,440	YETI Holdings, Inc.*	35,229,236

	Life Sciences Tools & Services 3.9%
202,161	Medpace Holdings, Inc.*	83,260,008

	Managed Health Care 4.3%
1,063,316	HealthEquity, Inc.*	91,657,839

	Other Specialty Retail 1.8%
348,716	Five Below, Inc.*	37,999,582

	Packaged Foods & Meats 1.8%
303,240	Freshpet, Inc.*	39,236,224

	Personal Care Products 3.9%
1,465,707	BellRing Brands, Inc.*	83,750,498

	Pharmaceuticals 2.2%
2,908,006	Esperion Therapeutics, Inc.*	6,455,774
604,119	Intra-Cellular Therapies, Inc.*	41,376,110

		47,831,884

	Regional Banks 2.9%
776,720	Pinnacle Financial Partners, Inc.	62,168,669

	Restaurants 3.0%
768,793	Dutch Bros, Inc., Class A*	31,828,030
351,701	Shake Shack, Inc., Class A*	31,653,090

		63,481,120

	Semiconductor Materials & Equipment 3.3%
296,112	Nova Ltd.*	69,447,147

	Semiconductors 1.3%
229,062	SiTime Corp.*	28,490,732

	Specialized Consumer Services 1.0%
2,860,156	Mister Car Wash, Inc.*	20,364,311

	Systems Software 3.7%
156,258	CyberArk Software Ltd.*	42,724,063
958,935	JFrog Ltd.*	36,008,009

		78,732,072

	Trading Companies & Distributors 4.2%
398,544	SiteOne Landscape Supply, Inc.*	48,387,227
348,907	Transcat, Inc.*	41,757,190

		90,144,417

	Transaction & Payment Processing Services 0.8%
1,032,359	Flywire Corp.*	16,920,364

	Total Common Stocks (cost $1,528,945,142)	2,104,914,832

WASATCH SMALL CAP GROWTH FUND (WAAEX / WIAEX)	JUNE 30, 2024 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	PREFERRED STOCKS 1.2%

	Systems Software 0.4%
1,114,610	DataStax, Inc., Series E Pfd.* *** †	$8,838,857

	Textiles 0.8%
611,205	Johnnie-O Holdings, Inc., Series A Pfd.* *** † ‡‡	16,270,277

	Total Preferred Stocks (cost $25,999,989)	25,109,134

	Total Investments (cost $1,554,945,131) 100.0%	2,130,023,966
	Liabilities less Other Assets (0.0%)	(11,403)

	NET ASSETS 100.0%	$2,130,012,563

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees using unobservable inputs as described in Note 8, as applicable.

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7). The aggregate value of securities purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 at June 30, 2024 amounted to approximately $25,109,134 and represented 1.18% of net assets.

‡‡Affiliated company (see Note 6).

See Notes to Schedules of Investments.

At June 30, 2024, the Wasatch Small Cap Growth Fund’s investments were in the following countries:

COUNTRY	%
Israel	6.7
United States	93.3

TOTAL	100.0%

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX)	JUNE 30, 2024 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 98.0%

	Apparel Retail 1.7%
195,968	Boot Barn Holdings, Inc.*	$25,266,154

	Apparel, Accessories & Luxury Goods 1.5%
345,303	Carter’s, Inc.	21,398,427

	Application Software 2.1%
259,644	Five9, Inc.*	11,450,301
144,598	Guidewire Software, Inc.*	19,938,618

		31,388,919

	Asset Management & Custody Banks 6.2%
747,741	Artisan Partners Asset Management, Inc., Class A	30,859,271
430,854	Cohen & Steers, Inc.	31,262,767
227,128	Hamilton Lane, Inc., Class A	28,068,478

		90,190,516

	Automotive Parts & Equipment 0.8%
245,742	Fox Factory Holding Corp.*	11,842,307

	Automotive Retail 2.6%
870,424	Valvoline, Inc.*	37,602,317

	Broadline Retail 2.3%
335,695	Ollie’s Bargain Outlet Holdings, Inc.*	32,955,178

	Building Products 3.3%
1,370,309	Janus International Group, Inc.*	17,307,003
270,502	UFP Industries, Inc.	30,296,224

		47,603,227

	Cargo Ground Transportation 1.7%
51,438	Saia, Inc.*	24,396,529

	Construction & Engineering 1.8%
433,272	Granite Construction, Inc.	26,849,866

	Construction Machinery & Heavy Transportation Equipment 4.0%
499,481	Allison Transmission Holdings, Inc.	37,910,608
921,288	Wabash National Corp.	20,120,930

		58,031,538

	Education Services 2.2%
229,822	Grand Canyon Education, Inc.*	32,154,396

	Electronic Equipment & Instruments 1.6%
1,811,409	Arlo Technologies, Inc.*	23,620,773

	Electronic Manufacturing Services 4.9%
352,975	Benchmark Electronics, Inc.	13,928,393
708,633	CTS Corp.	35,878,089
91,383	Fabrinet*	22,369,645

		72,176,127

	Financial Exchanges & Data 0.6%
1,703,877	Open Lending Corp., Class A*	9,507,634

	Health Care Facilities 2.3%
267,619	Ensign Group, Inc.	33,101,794

	Health Care Services 0.8%
897,182	Cross Country Healthcare, Inc.*	12,416,999

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX)	JUNE 30, 2024 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Health Care Supplies 1.6%
90,774	UFP Technologies, Inc.*	$23,952,535

	Homebuilding 3.4%
261,632	LGI Homes, Inc.*	23,413,448
378,867	Skyline Champion Corp.*	25,668,239

		49,081,687

	Industrial Machinery & Supplies & Components 5.6%
301,176	Helios Technologies, Inc.	14,381,154
159,045	Kadant, Inc.	46,724,240
124,582	Standex International Corp.	20,076,389

		81,181,783

	Investment Banking & Brokerage 2.0%
509,153	Moelis & Co., Class A	28,950,440

	Leisure Products 1.9%
714,632	YETI Holdings, Inc.*	27,263,211

	Life Sciences Tools & Services 1.7%
58,697	Medpace Holdings, Inc.*	24,174,359

	Managed Health Care 1.8%
301,162	HealthEquity, Inc.*	25,960,164

	Mortgage REITs 1.4%
1,403,263	Arbor Realty Trust, Inc.	20,136,824

	Oil & Gas Equipment & Services 1.6%
454,408	Cactus, Inc., Class A	23,965,478

	Oil & Gas Exploration & Production 4.3%
1,248,189	Magnolia Oil & Gas Corp., Class A	31,629,109
533,440	Matador Resources Co.	31,793,024

		63,422,133

	Other Specialty Retail 3.5%
122,946	Five Below, Inc.*	13,397,426
1,662,140	Sally Beauty Holdings, Inc.*	17,834,762
221,351	Signet Jewelers Ltd.	19,828,622

		51,060,810

	Pharmaceuticals 0.8%
177,549	Intra-Cellular Therapies, Inc.*	12,160,331

	Property & Casualty Insurance 1.2%
249,262	Axis Capital Holdings Ltd.	17,610,360

	Regional Banks 9.5%
378,447	Axos Financial, Inc.*	21,628,246
721,154	Bank OZK	29,567,314
601,643	FB Financial Corp.	23,482,126
235,456	Hancock Whitney Corp.	11,261,861
409,790	Pinnacle Financial Partners, Inc.	32,799,592
325,596	ServisFirst Bancshares, Inc.	20,574,411

		139,313,550

	Research & Consulting Services 2.3%
226,827	ICF International, Inc.	33,674,736

	Self-Storage REITs 2.6%
938,921	National Storage Affiliates Trust	38,702,324

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX)	JUNE 30, 2024 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Semiconductor Materials & Equipment 3.2%
101,580	Nova Ltd.*	$23,823,557
483,401	Veeco Instruments, Inc.*	22,579,661

		46,403,218

	Semiconductors 1.4%
162,257	SiTime Corp.*	20,181,526

	Specialized Consumer Services 0.8%
1,629,945	Mister Car Wash, Inc.*	11,605,208

	Specialty Chemicals 2.3%
277,825	Innospec, Inc.	34,336,392

	Steel 1.4%
379,469	Commercial Metals Co.	20,867,000

	Technology Distributors 1.5%
492,522	ScanSource, Inc.*	21,823,650

	Transaction & Payment Processing Services 1.8%
254,514	Euronet Worldwide, Inc.*	26,342,199

	Total Common Stocks (cost $1,093,213,878)	1,432,672,619

	Total Investments (cost $1,093,213,878) 98.0%	1,432,672,619
	Other Assets less Liabilities 2.0%	28,779,627

	NET ASSETS 100.0%	$1,461,452,246

	*Non-income producing. REIT Real Estate Investment Trust. See Notes to Schedules of Investments.

At June 30, 2024, the Wasatch Small Cap Value Fund’s investments were in the following countries:

COUNTRY	%
Israel	1.7
United States	98.3

TOTAL	100.0%

WASATCH ULTRA GROWTH FUND (WAMCX / WGMCX)	JUNE 30, 2024 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 98.0%

	Application Software 6.2%
305,323	Five9, Inc.*	$13,464,744
371,447	nCino, Inc.*	11,682,008
300,733	Q2 Holdings, Inc.*	18,143,222
496,200	Sprout Social, Inc., Class A*	17,704,416

		60,994,390

	Biotechnology 9.0%
2,490,779	C4 Therapeutics, Inc.*	11,507,399
297,731	Denali Therapeutics, Inc.*	6,913,314
191,918	Dyne Therapeutics, Inc.*	6,772,786
468,677	Exact Sciences Corp.*	19,801,603
719,314	Exagen, Inc.*	1,309,152
461,258	Immatics NV*	5,359,818
1,633,873	MacroGenics, Inc.*	6,943,960
923,930	Nkarta, Inc.*	5,460,426
548,977	Nurix Therapeutics, Inc.*	11,457,150
11,815,351	Sangamo Therapeutics, Inc.* ‡‡	4,233,440
159,793	Viking Therapeutics, Inc.*	8,470,627

		88,229,675

	Broadline Retail 1.9%
185,511	Ollie’s Bargain Outlet Holdings, Inc.*	18,211,615

	Building Products 2.0%
258,149	Trex Co., Inc.*	19,134,004

	Distributors 1.6%
49,298	Pool Corp.	15,150,754

	Environmental & Facilities Services 2.1%
205,725	Casella Waste Systems, Inc., Class A*	20,412,035

	Financial Exchanges & Data 2.4%
63,310	MarketAxess Holdings, Inc.	12,695,555
1,879,778	Open Lending Corp., Class A*	10,489,161

		23,184,716

	Footwear 1.5%
372,720	On Holding AG, Class A*	14,461,536

	Health Care Equipment 5.1%
463,571	Artivion, Inc.*	11,890,596
726,348	AtriCure, Inc.*	16,538,944
156,305	Inspire Medical Systems, Inc.*	20,918,298

		49,347,838

	Health Care Services 1.5%
658,628	Castle Biosciences, Inc.*	14,338,332

	Health Care Supplies 2.0%
6,849,908	Cerus Corp.*	12,055,838
129,837	RxSight, Inc.*	7,812,292

		19,868,130

	Home Improvement Retail 2.1%
207,642	Floor & Decor Holdings, Inc., Class A*	20,641,691

	Homebuilding 2.3%
88,127	LGI Homes, Inc.*	7,886,485
213,060	Skyline Champion Corp.*	14,434,815

		22,321,300

WASATCH ULTRA GROWTH FUND (WAMCX / WGMCX)	JUNE 30, 2024 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Human Resource & Employment Services 3.0%
219,821	Paylocity Holding Corp.*	$28,983,399

	Industrial Machinery & Supplies & Components 1.8%
66,229	RBC Bearings, Inc.*	17,867,260

	Insurance Brokers 1.4%
240,485	Goosehead Insurance, Inc., Class A*	13,813,458

	Internet Services & Infrastructure 1.5%
1,807,009	BigCommerce Holdings, Inc., Series 1*	14,564,493

	IT Consulting & Other Services 3.6%
390,091	Endava PLC, ADR*	11,406,261
130,874	Globant SA*	23,329,599

		34,735,860

	Managed Health Care 3.6%
404,336	HealthEquity, Inc.*	34,853,763

	Oil & Gas Exploration & Production 2.7%
529,601	Magnolia Oil & Gas Corp., Class A	13,420,090
219,162	Matador Resources Co.	13,062,055

		26,482,145

	Other Specialty Retail 1.9%
173,772	Five Below, Inc.*	18,935,935

	Packaged Foods & Meats 4.7%
351,263	Freshpet, Inc.*	45,449,920

	Personal Care Products 1.6%
268,360	BellRing Brands, Inc.*	15,334,090

	Pharmaceuticals 5.3%
181,933	Arvinas, Inc.*	4,843,057
574,631	Athira Pharma, Inc.*	1,522,772
6,675,165	Esperion Therapeutics, Inc.*	14,818,866
449,031	Intra-Cellular Therapies, Inc.*	30,754,133

		51,938,828

	Regional Banks 2.1%
511,126	Bank OZK	20,956,166

	Semiconductor Materials & Equipment 8.8%
79,027	BE Semiconductor Industries NV	13,201,565
334,585	Kulicke & Soffa Industries, Inc.	16,458,236
102,299	Nova Ltd.*	23,992,184
883,803	PDF Solutions, Inc.*	32,152,753

		85,804,738

	Semiconductors 4.5%
55,810	Impinj, Inc.*	8,749,333
1,779	Monolithic Power Systems, Inc.	1,461,769
228,157	Power Integrations, Inc.	16,014,340
140,998	SiTime Corp.*	17,537,331

		43,762,773

	Specialty Chemicals 2.3%
148,555	Balchem Corp.	22,870,042

	Systems Software 6.6%
82,715	CyberArk Software Ltd.*	22,615,936
410,040	JFrog Ltd.*	15,397,002
110,824	Monday.com Ltd.*	26,681,986

		64,694,924

WASATCH ULTRA GROWTH FUND (WAMCX / WGMCX)	JUNE 30, 2024 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Transaction & Payment Processing Services 2.9%
388,411	Shift4 Payments, Inc., Class A*	$28,489,947

	Total Common Stocks (cost $809,301,099)	955,833,757

	PREFERRED STOCKS 1.4%

	Textiles 1.4%
509,338	Johnnie-O Holdings, Inc., Series A Pfd.* *** † ‡‡	13,558,578

	Total Preferred Stocks (cost $15,000,004)	13,558,578

	WARRANTS 0.1%

	Biotechnology 0.0%
3,026,385	Sangamo Therapeutics, Inc., expiring 9/26/2029* *** † ‡‡	151,319

	Insurance Brokers 0.1%
450,000	Hagerty, Inc., expiring 12/2/2026* *** §§	936,000

	Total Warrants (cost $2,175,996)	1,087,319

	Total Investments (cost $826,477,099) 99.5%§	970,479,654
	Other Assets less Liabilities 0.5%	5,281,479

	NET ASSETS 100.0%	$975,761,133

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees using unobservable inputs as described in Note 8, as applicable.

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7). The aggregate value of securities purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 at June 30, 2024 amounted to approximately $13,709,897 and represented 1.41% of net assets.

‡‡Affiliated company (see Note 6).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 1.35%.

§§The aggregate value of illiquid holdings at June 30, 2024 amounted to approximately $936,000 and represented 0.10% of net assets.

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

At June 30, 2024, the Wasatch Ultra Growth Fund’s investments were in the following countries:

COUNTRY	%
Germany	0.5
Israel	7.5
Netherlands	1.4
Switzerland	1.5
United Kingdom	1.2
United States	87.9

TOTAL	100.0%

WASATCH U.S. SELECT FUND (WAUSX / WGUSX)	JUNE 30, 2024 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 100.0%

	Aerospace & Defense 3.8%
5,005	HEICO Corp., Class A	$888,488

	Application Software 20.6%
1,950	ANSYS, Inc.*	626,925
6,698	Guidewire Software, Inc.*	923,587
853	HubSpot, Inc.*	503,091
5,784	Procore Technologies, Inc.*	383,537
1,579	Roper Technologies, Inc.	890,019
1,668	Tyler Technologies, Inc.*	838,637
2,942	Workday, Inc., Class A*	657,714

		4,823,510

	Asset Management & Custody Banks 3.3%
6,267	Hamilton Lane, Inc., Class A	774,476

	Automotive Retail 3.7%
20,222	Valvoline, Inc.*	873,590

	Building Products 2.1%
6,685	Trex Co., Inc.*	495,492

	Cargo Ground Transportation 2.6%
3,433	Old Dominion Freight Line, Inc.	606,268

	Distributors 2.6%
1,997	Pool Corp.	613,738

	Diversified Support Services 4.2%
18,186	Copart, Inc.*	984,954

	Electrical Components & Equipment 4.1%
5,703	AMETEK, Inc.	950,747

	Electronic Components 4.0%
13,850	Amphenol Corp., Class A	933,075

	Electronic Equipment & Instruments 2.7%
3,793	Novanta, Inc.*	618,676

	Financial Exchanges & Data 5.3%
2,399	MarketAxess Holdings, Inc.	481,072
2,571	Morningstar, Inc.	760,630

		1,241,702

	Health Care Equipment 1.1%
1,952	Inspire Medical Systems, Inc.*	261,236

	Health Care Facilities 4.1%
7,723	Ensign Group, Inc.	955,258

	Home Improvement Retail 2.3%
5,484	Floor & Decor Holdings, Inc., Class A*	545,164

	Human Resource & Employment Services 2.6%
4,617	Paylocity Holding Corp.*	608,751

	Industrial Machinery & Supplies & Components 3.4%
2,901	RBC Bearings, Inc.*	782,632

	IT Consulting & Other Services 2.2%
2,937	Globant SA*	523,550

WASATCH U.S. SELECT FUND (WAUSX / WGUSX)	JUNE 30, 2024 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Life Sciences Tools & Services 6.2%
2,372	ICON PLC*	$743,551
1,724	Medpace Holdings, Inc.*	710,029

		1,453,580

	Managed Health Care 4.1%
11,231	HealthEquity, Inc.*	968,112

	Other Specialty Retail 1.9%
4,096	Five Below, Inc.*	446,341

	Personal Care Products 3.3%
13,470	BellRing Brands, Inc.*	769,676

	Semiconductors 2.6%
731	Monolithic Power Systems, Inc.	600,648

	Specialty Chemicals 3.1%
4,729	Balchem Corp.	728,030

	Transaction & Payment Processing Services 4.1%
6,439	Block, Inc.*	415,251
7,403	Shift4 Payments, Inc., Class A*	543,010

		958,261

	Total Common Stocks (cost $20,431,552)	23,405,955

	Total Investments (cost $20,431,552) 100.0%	23,405,955
	Liabilities less Other Assets (0.0%)	(5,944)

	NET ASSETS 100.0%	$23,400,011

	*Non-income producing. See Notes to Schedules of Investments.

At June 30, 2024, the Wasatch U.S. Select Fund’s investments were in the following countries:

COUNTRY	%
Ireland	3.2
United States	96.8

TOTAL	100.0%

WASATCH-HOISINGTON U.S. TREASURY FUND (WHOSX)	JUNE 30, 2024 (UNAUDITED)

Schedule of Investments

Principal Amount		Value
	U.S. GOVERNMENT OBLIGATIONS 99.1%
$60,100,000	U.S. Treasury Bond, 1.25%, 5/15/50	$30,007,742
52,000,000	U.S. Treasury Bond, 1.375%, 8/15/50	26,814,531
65,600,000	U.S. Treasury Bond, 1.875%, 11/15/51	38,355,500
160,000,000	U.S. Treasury STRIPS Principal, 0.00%, 8/15/47	55,235,885
33,700,000	U.S. Treasury STRIPS Principal, 2.00%, 8/15/51	10,062,506
35,200,000	U.S. Treasury STRIPS Principal, 3.625%, 5/15/53	9,962,278

	Total U.S. Government Obligations (cost $208,044,233)	170,438,442

	Total Investments (cost $208,044,233) 99.1%	170,438,442
	Other Assets less Liabilities 0.9%	1,627,622

	NET ASSETS 100.0%	$172,066,064

	See Notes to Schedules of Investments.

WASATCH FUNDS – Notes to Schedule of Investments	JUNE 30, 2024 (UNAUDITED)

1. ORGANIZATION

Wasatch Funds Trust (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and consists of 20 series or funds (each a “Fund” and collectively the “Funds”). The Core Growth Fund, Global Opportunities Fund, Global Select Fund, Global Value Fund, International Growth Fund, International Opportunities Fund, Micro Cap Fund, Micro Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, Ultra Growth Fund and Wasatch-Hoisington U.S. Treasury Fund (“U.S. Treasury Fund”) (sub-advised) are each classified as a diversified fund. The Emerging India Fund, Emerging Markets Select Fund, Emerging Markets Small Cap Fund, Frontier Emerging Small Countries Fund, Greater China Fund, International Select Fund, Long/Short Alpha Fund and U.S. Select Fund are each classified as a non-diversified fund. Each Fund maintains its own investment objective(s). The investment objective(s) adopted by each Fund are included in each Fund’s summary description in the Fund’s statutory prospectus and each Fund’s summary prospectus.

On November 9, 2011, the Trust redesignated the shares of the Funds into Investor Class shares effective January 31, 2012, and authorized and designated a new Institutional Class of shares in the Funds. Currently 19 funds offer Institutional Class shares: Core Growth Fund, Global Value Fund and Small Cap Value Fund, which commenced operations on January 31, 2012; Emerging Markets Select Fund, which commenced operations on December 13, 2012; Emerging India Fund, Emerging Markets Small Cap Fund, Frontier Emerging Small Countries Fund, Global Opportunities Fund, International Growth Fund, International Opportunities Fund and Small Cap Growth Fund, which commenced operations on February 1, 2016; Global Select Fund and International Select Fund, which commenced operations on October 1, 2019; Micro Cap Fund, Micro Cap Value Fund and Ultra Growth Fund, which commenced operations on January 31, 2020; Greater China Fund, which commenced operations on November 30, 2020; Long/Short Alpha Fund, which commenced operations on October 1, 2021; and U.S. Select Fund, which commenced operations on June 13, 2022. Each class of shares for each Fund has identical rights and privileges except with respect to purchase minimums, distribution and service charges, shareholder services, voting rights on matters affecting a single class of shares, and the exchange and conversion features. The Funds have entered into an investment advisory agreement with Wasatch Advisors LP, d/b/a Wasatch Global Investors, as investment advisor (the “Advisor” or “Wasatch”).

The Core Growth, Emerging India, Emerging Markets Select, Emerging Markets Small Cap, Frontier Emerging Small Countries, Global Opportunities, Global Select, Global Value, Greater China, International Growth, International Opportunities, International Select, Long/Short Alpha, Micro Cap, Micro Cap Value, Small Cap Growth, Small Cap Value, Ultra Growth and U.S. Select Funds are referred to herein as the “Equity Funds.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant policies related to investments of the Funds held at June 30, 2024. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Funds are investment companies and accordingly they follow the investment company accounting and reporting guidance in accordance with the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Valuation of Securities – All investments in securities are recorded at their estimated fair value as described in Note 8.

Foreign Currency Translations – Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rates each business day (generally 4:00 p.m. Eastern Time). Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses. Transactions in foreign denominated assets may involve greater risks than domestic transactions.

WASATCH FUNDS – Notes to Schedule of Investments	JUNE 30, 2024 (UNAUDITED)

SIGNIFICANT ACCOUNTING POLICIES (continued)

Investment in Securities and Related Investment Income – Security transactions are accounted for on the trade date. Gains or losses on securities sold are determined on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date except that certain dividends from foreign securities may be recorded after the ex-dividend date based on when the Fund is informed of the dividend. Interest income and estimated expenses are accrued daily. Bond discount and premiums are amortized using the interest method. To the extent dividends received include return of capital or capital gain distributions, such distributions are recorded as a reduction to cost of the related security or as a realized gain or loss.

For financial reporting purposes, estimates on all real estate investment trust (REIT) rates are based on prior year average rates made public by the REITs. To obtain these rates Wasatch utilizes a service through Wall Street Concepts, which gathers and disseminates the information. Prior to filing tax returns, REIT rates are trued up for actual rates. The differences between the actual versus the trued-up rates are captured in the next fiscal year’s financial reporting process.

3. SECURITIES AND OTHER INVESTMENTS

Repurchase Agreements – The Funds may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase and the fund to resell the obligation at an agreed upon price and time. The market value of the collateral must be at least equal at all times to the total amount of the repurchase obligation, including interest. Generally, in the event of counterparty default, the fund has the right to use the collateral to offset losses incurred.

Short Sales – The Equity Funds (the Long/Short Alpha Fund in particular) may enter into short sales whereby a fund sells a security it generally does not own (the security is borrowed) in anticipation of a decline in the security’s price. The initial amount of a short sale is recorded as a liability which is marked-to-market daily. Fluctuations in the value of the short liability are recorded as unrealized gains or losses. If a Fund shorts a security when also holding a long position in the security (a “short against the box”), as the security’s price declines, the short position increases in value, offsetting the long position’s decrease in value. The opposite effect occurs if the security’s price rises. A Fund realizes a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Possible losses from short sales may be unlimited, whereas losses from security purchases cannot exceed the total amount invested. The Funds are liable to the lender for any dividends payable on securities while those securities are in a short position. These dividends are an expense of the Funds. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of short positions.

Participation Notes – Certain Funds may invest in Participation Notes (P-Notes). P-Notes are promissory notes designed to offer a return linked to the performance of a particular underlying equity security or market. P-Notes are issued by banks or broker-dealers and allow a fund to gain exposure to common stocks in markets in which the fund is currently not approved to directly invest, or in markets that prohibit direct investment by foreign purchasers. While the holder of a P-Note is entitled to receive from the bank or broker-dealer any dividends or other distributions paid on the underlying securities, the holder is not entitled to the same rights as an owner of the underlying securities, such as voting rights. Income received from P-Notes is recorded as dividend income in the Statements of Operations. P-Notes are considered general unsecured contractual obligations of the bank or broker-dealer. Risks associated with P-Notes include the possible failure of a counterparty (i.e., the issuing bank or broker-dealer) to perform in accordance with the terms of the agreement, inability to transfer or liquidate the notes, potential delays or an inability to redeem the notes before maturity under certain market conditions, and limited legal recourse against the issuer of the underlying common stock.

4. FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts – The Funds may enter into foreign currency contracts to settle planned purchases or sales of securities or to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency involved in an underlying transaction. Foreign currency contracts are agreements between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in currency exchange rates. Foreign currency contracts are marked-to-market daily and the change in market value is recorded by a fund as unrealized appreciation or depreciation. When a foreign currency contract is closed, the fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Schedule of Investments. In addition, a fund could be exposed to credit risk if a counterparty is unable or unwilling to meet the terms of the contracts or if the value of the currency changes unfavorably. In connection with these contracts, the Funds may segregate cash and/or securities in a sufficient amount as collateral in accordance with the terms of the respective contracts. None of the Funds entered into foreign currency contracts transactions during this period.

WASATCH FUNDS – Notes to Schedule of Investments	JUNE 30, 2024 (UNAUDITED)

5. FEDERAL INCOME TAX INFORMATION

As of June 30, 2024, the cost and unrealized appreciation (depreciation) of securities on a tax basis were as follows:

	Core Growth Fund	Emerging India Fund	Emerging Markets Select Fund	Emerging Markets Small Cap Fund	Frontier Emerging Small Countries Fund
Cost	$3,249,861,368	$410,896,860	$413,288,336	$196,187,004	$28,769,013

Gross appreciation	$1,313,632,843	$250,583,039	$98,368,711	$162,191,867	$11,581,040
Gross (depreciation)	(251,977,716)	(2,427,576)	(42,787,794)	(12,805,046)	(2,717,972)

Net appreciation	$1,061,655,127	$248,155,463	$55,580,917	$149,386,821	$8,863,068

	Global Opportunities Fund	Global Select Fund	Global Value Fund	Greater China Fund	International Growth Fund
Cost	$145,798,417	$12,112,400	$118,459,614	$6,321,258	$212,836,365

Gross appreciation	$65,051,086	$3,285,148	$21,779,122	$23,522	$95,909,288
Gross (depreciation)	(16,087,976)	(1,017,958)	(6,256,411)	(2,513,346)	(10,584,754)

Net appreciation (depreciation)	$48,963,110	$2,267,190	$15,522,711	$(2,489,824)	$85,324,534

	International Opportunities Fund	International Select Fund	Long/Short Alpha Fund	Micro Cap Fund	Micro Cap Value Fund
Cost	$176,277,591	$3,050,846	$44,415,133	$534,187,901	$212,495,704

Gross appreciation	$93,779,273	$777,235	$16,706,693	$143,980,299	$93,748,086
Gross (depreciation)	(14,112,643)	(229,845)	(6,696,339)	(55,940,853)	(10,011,498)

Net appreciation	$79,666,630	$547,390	$10,010,354	$88,039,446	$83,736,588

	Small Cap Growth Fund	Small Cap Value Fund	Ultra Growth Fund	U.S. Select Fund	U.S. Treasury Fund
Cost	$1,561,645,812	$1,102,582,676	$841,852,249	$20,603,139	$208,044,233

Gross appreciation	$779,690,896	$396,803,606	$298,554,229	$3,711,057	$353,554
Gross (depreciation)	(211,312,742)	(66,713,663)	(169,926,824)	(908,241)	(37,959,345)

Net appreciation (depreciation)	$568,378,154	$330,089,943	$128,627,405	$2,802,816	$(37,605,791)

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to the tax deferral of losses on wash sales.

WASATCH FUNDS – Notes to Schedule of Investments	JUNE 30, 2024 (UNAUDITED)

6. TRANSACTIONS WITH AFFILIATES

If a Fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined by the 1940 Act. The following Funds conducted transactions during the period ended June 30, 2024 with an “affiliated company” as so defined:

	Value, Beginning Of the Period	Purchases At Cost	Proceeds From Sales	Value, End Of the Period	Dividends Credited to Income for the Period ended 6/30/2024	Gain (Loss) Realized on Sale of Shares For the Period ended 6/30/2024	Change in Unrealized Appreciation (Depreciation) For the Period ended 6/30/2024
Core Growth Fund
Common Stock
Arhaus Inc.	$—	$42,956,921	$—	$60,326,643	$1,556,849	$—	$17,369,722

Micro Cap Fund
Common Stock
Mama’s Creations Inc.	$—	$8,104,159	$154,021	$12,947,331	$—	$(6,184)	$5,003,377

Micro Cap Value Fund
Common Stock
GEN Restaurant Group, Inc.*	$2,933,280	$419,917	$921,902	$1,995,556	$—	$(320,484)	$(115,255)

Small Cap Growth Fund
Common Stock
Vintage Wine Estates, Inc., PIPE Shares*	$1,733,934	$—	$1,125,974	$—	$—	$(29,347,386)	$28,739,426
Preferred Stock
Johnnie-O Holdings, Inc., Series A Pfd.	14,925,626	—	—	16,270,277	—	—	1,344,651

	$16,659,560	$—	$1,125,974	$16,270,277	$—	$(29,347,386)	$30,084,077

Ultra Growth Fund
Common Stock
C4 Therapeutics, Inc.*	$5,594,586	$2,687,860	$10,936,872	$11,507,399	$—	$(10,865,897)	$25,027,722
Sangamo Therapeutics Inc.	6,101,595	2,242,097	1,161,338	4,233,440	—	(5,920,865)	2,971,951
Preferred Stock
Johnnie-O Holdings, Inc., Series A Pfd.	12,438,034	—	—	13,558,578	—	—	1,120,544
Warrants
Sangamo Therapeutics, Inc., expiring 9/26/2029	—	626,686	—	151,319	—	—	(475,367)

	$24,134,215	$5,556,643	$12,098,210	$29,450,736	$—	$(16,786,762)	$28,644,850

	Share Activity				Dividends Credited to Income for the Period ended 6/30/2024	Gain (Loss) Realized on Sale of Shares For the Period ended 6/30/2024	Change in Unrealized Appreciation (Depreciation) For the Period ended 6/30/2024
	Balance 9/30/2023	Purchases/ Additions	Sales/ Reductions	Balance 6/30/2024
Core Growth Fund
Common Stock
Arhaus Inc.	—	3,561,195	—	3,561,195	$1,556,849	$—	$17,369,722

Micro Cap Fund
Common Stock
Mama’s Creations Inc.	—	1,950,066	29,097	1,920,969	$—	$(6,184)	$5,003,377

Micro Cap Value Fund
Common Stock
GEN Restaurant Group, Inc.*	252,000	49,860	81,600	220,260	$—	$(320,484)	$(115,255)

Small Cap Growth Fund
Common Stock
Vintage Wine Estates, Inc., PIPE Shares*	3,047,336	—	3,047,336	—	$—	$(29,347,386)	$28,739,426
Preferred Stock
Johnnie-O Holdings, Inc., Series A Pfd.	611,205	—	—	611,205	—	—	1,344,651

	3,658,541	—	3,047,336	611,205	$—	$(29,347,386)	$30,084,077

Ultra Growth Fund
Common Stock
C4 Therapeutics, Inc.*	3,007,842	833,218	1,350,281	2,490,779	$—	$(10,865,897)	$25,027,722
Sangamo Therapeutics Inc.	10,172,716	3,603,833	1,961,198	11,815,351	—	(5,920,865)	2,971,951
Preferred Stock
Johnnie-O Holdings, Inc., Series A Pfd.	509,338	—	—	509,338	—	—	1,120,544
Warrants
Sangamo Therapeutics, Inc., expiring 9/26/2029	—	3,026,385	—	3,026,385	—	—	(475,367)

	13,689,896	7,463,436	3,311,479	17,841,853	$—	$(16,786,762)	$28,644,850

*

This security was deemed to no longer meet the criteria of an affiliated company at the reporting date. For financial statement purposes, the total amount of the gain (loss) realized on sale of shares and the total change in unrealized appreciation for the period ended September 30, 2023 is included in the Statements of Operations even though the security was not deemed an affiliated company as of the end of the year.

WASATCH FUNDS – Notes to Schedule of Investments	JUNE 30, 2024 (UNAUDITED)

7. RESTRICTED SECURITIES

The Funds may own investments that were purchased through private placement transactions or under Rule 144A of the Securities Act of 1933 (the “Securities Act”) and cannot be sold without prior registration under the Securities Act or may be limited due to certain restrictions. These securities are generally deemed to be illiquid and are valued at fair value as determined by a designated Pricing Committee of the Advisor (“Pricing Committee”), comprised of personnel of the Advisor, with oversight by the Board of Trustees and in accordance with Board-approved Pricing Policies and Procedures. If and when such securities are registered, the costs of registering such securities are paid by the issuer. At June 30, 2024, the Funds held the following restricted securities:

	Security Type	Acquisition Date	Cost	Fair Value	Value as a Percent Of Net Assets
Long/Short Alpha Fund
Sangamo Therapeutics, Inc., expiring 9/26/2029	Warrants	3/22/2024	$36,977	$8,929	0.01%

Micro Cap Fund
BriaPro Therapeutics Corp.	Common Stocks	9/5/2023	$29	$6,100	0.00%
Johnnie-O Holdings, Inc., Series A Pfd.	Preferred Stock	3/16/2022	10,000,013	9,039,061	1.44%
IM Cannabis Corp., expiring 5/7/2026	Warrants	5/5/2021	616,971	0	0.00%
Sangamo Therapeutics, Inc., expiring 9/26/2029	Warrants	3/22/2024	322,404	77,847	0.01%
			$10,939,417	$9,123,008	1.45%

Micro Cap Value Fund
Greenlane Holdings, Inc., expiring 2/24/2026	Warrants	2/22/2021	$396,902	$0	0.00%

Small Cap Growth Fund
DataStax, Inc., Series E Pfd.	Preferred Stock	8/12/2014	$8,000,002	$8,838,857	0.41%
Johnnie-O Holdings, Inc., Series A Pfd.	Preferred Stock	3/16/2022	17,999,987	16,270,277	0.76%
			$25,999,989	$25,109,134	1.17%

Ultra Growth Fund
Johnnie-O Holdings, Inc., Series A Pfd.	Preferred Stock	3/16/2022	$15,000,004	$13,558,578	1.39%
Sangamo Therapeutics, Inc., expiring 9/22/2026	Warrants	3/22/2024	626,686	151,319	0.02%
			$15,626,690	$13,709,897	1.41%

8. FAIR VALUE MEASUREMENTS AND INVESTMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds use various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP established a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The inputs may include quoted prices for the identical investment on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, represent the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether a security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

WASATCH FUNDS – Notes to Schedule of Investments	JUNE 30, 2024 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated the Advisor as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. The Advisor may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments.

Equity Securities (common and preferred stock) – Securities are valued as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on the valuation date. Equity securities and listed warrants are valued using a commercial pricing service at the official close price or last quoted sales price taken from the primary market in which each security trades and, with respect to equity securities traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) system, such securities are valued using the NASDAQ Official Closing Price (“NOCP”) or last sales price if no NOCP is available. If there are no official close or sales on the primary exchange or market on a day, then the security shall be valued at the mean of the last bid and ask price on the primary exchange or market as provided by a pricing service. If the mean cannot be calculated or there is no trade activity on a day, then the security shall be valued at the previous trading day’s price as provided by a pricing service. To the extent that these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Additionally, a Fund’s investments are valued at fair value by the Pricing Committee if the Advisor determines that an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the Fund’s share price is calculated. Significant events include, but are not limited to the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Pricing Committee determines the fair value of affected securities by considering factors including, but not limited to: index options and futures traded subsequent to the close; American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) or other related receipts; currency spot or forward markets that trade after pricing of the foreign exchange; other derivative securities traded after the close such as Standard & Poor’s Depositary Receipts (“SPDRs”) and other exchange-traded funds (“ETFs”); and alternative market quotes on the affected securities. When applicable, the Funds use a systematic fair valuation model provided by an independent third party to assist in adjusting the valuation of foreign securities. When a Fund uses this fair value pricing method, the values assigned to the Fund’s foreign securities may not be the quoted or published prices of the investments on their primary markets or exchanges, and the securities are categorized in Level 2 of the fair value hierarchy. These valuation procedures apply equally to long or short equity positions in a Fund.

Participation Notes – Investments are valued at the market price of the underlying security. Counterparty risk is regularly reviewed and considered for valuation. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

Corporate Debt Securities – Investments are valued at current market value by a pricing service, or by using the last sale or bid price based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data (including market research publications). Although most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as Level 3.

Short-Term Notes – Investments maturing in 60 days or less at the time of purchase, are generally valued at amortized cost, unless it is determined that the amortized cost method would not represent fair value, in which case the securities are marked-to-market. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

WASATCH FUNDS – Notes to Schedule of Investments	JUNE 30, 2024 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Asset-Backed Securities – Investments are priced using the closing bid as supplied by a pricing service based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data (including market research publications), new issue data, monthly payment information, and collateral performance. Although most asset-backed securities are categorized in Level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as Level 3.

U.S. Government Issuers – Investments are priced using the closing bid as supplied by a pricing service based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data (including market research publications). Although most U.S. government securities are categorized in Level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as Level 3.

Derivative Instruments – Listed derivatives that are actively traded are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy. Exchange-traded options are valued at the last sale price in the market where they are principally traded. If there are no sales on the primary exchange or market on a given day, then the option is valued at the mean of the last bid price and ask price on the primary exchange or market as provided by a pricing service. Forward foreign currency contracts are valued at the market rate provided by the pricing service and categorized as Level 2.

Restricted Securities – If market quotations are not readily available for the Funds’ investments in securities such as restricted securities, private placements, securities for which trading has been halted or other illiquid securities, these investments are valued at fair value in accordance with Board-approved Pricing Policies and Procedures by the Pricing Committee with oversight by the Board of Trustees. Fair value is defined as the price that would be received upon the sale of an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date under current market conditions. For each applicable investment that is fair valued, the Pricing Committee considers, to the extent applicable, various factors including, but not limited to, the financial condition of the company or limited partnership, operating results, prices paid in follow-on rounds, comparable companies in the public market, the nature and duration of the restrictions for holding the securities, a stated NAV for the partnership, if applicable, and other relevant factors. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on days the NYSE is closed, which could result in differences between the value of a Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Funds’ assets and liabilities:

Fund	Category	Quoted Prices In Active Markets For Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2024

Core Growth Fund
Assets
Common Stocks		$4,310,393,295	$—	$—	$4,310,393,295
Warrants		—	—	1,123,200	1,123,200

		$4,310,393,295	$—	$1,123,200	$4,311,516,495

Emerging India Fund
Assets
Common Stocks
	Apparel Retail	$—	$56,777,644	$—	$56,777,644
	Asset Management & Custody Banks	—	1,528,744	—	1,528,744
	Automotive Parts & Equipment	—	17,753,214	—	17,753,214
	Commodity Chemicals	—	32,663,129	—	32,663,129
	Construction Machinery & Heavy Transportation Equipment	—	9,932,950	—	9,932,950
	Consumer Finance	—	117,070,687	—	117,070,687
	Diversified Banks	—	67,424,946	—	67,424,946
	Diversified Chemicals	—	5,813,090	—	5,813,090
	Diversified Support Services	—	15,836,814	—	15,836,814

WASATCH FUNDS – Notes to Schedule of Investments	JUNE 30, 2024 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices In Active Markets For Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2024

	Food Retail	$—	$28,259,661	$—	$28,259,661
	Footwear	—	1,416,821	—	1,416,821
	Health Care Facilities	9,793,430	30,555,787	—	40,349,217
	Health Care Services	29,149,510	26,339,173	—	55,488,683
	Heavy Electrical Equipment	—	4,914,681	—	4,914,681
	Industrial Machinery & Supplies & Components	—	36,385,668	—	36,385,668
	Interactive Media & Services	—	20,611,033	—	20,611,033
	IT Consulting & Other Services	—	21,387,011	—	21,387,011
	Life Sciences Tools & Services	—	44,227,637	—	44,227,637
	Metal, Glass & Plastic Containers	—	2,904,552	—	2,904,552
	Regional Banks	—	36,320,708	—	36,320,708
	Research & Consulting Services	—	6,520,446	—	6,520,446
	Restaurants	—	5,532,192	—	5,532,192
	Soft Drinks & Non-Alcoholic Beverages	—	3,458,145	—	3,458,145
	Specialty Chemicals	—	19,984,472	—	19,984,472
	Steel	—	3,549,866	—	3,549,866
	Systems Software	—	2,940,312	—	2,940,312

		$38,942,940	$620,109,383	$—	$659,052,323

Emerging Markets Select Fund
Assets
Common Stocks
	Apparel Retail	$—	$17,956,638	$—	$17,956,638
	Consumer Finance	—	38,197,984	—	38,197,984
	Diversified Banks	33,924,057	19,577,642	—	53,501,699
	Drug Retail	13,751,476	4,454,217	—	18,205,693
	Electrical Components & Equipment	18,939,137	24,023,878	—	42,963,015
	Electronic Equipment & Instruments	—	6,309,122	—	6,309,122
	Health Care Equipment	—	4,456,604	—	4,456,604
	Health Care Facilities	—	12,475,429	—	12,475,429
	Health Care Services	—	8,924,331	—	8,924,331
	Industrial Machinery & Supplies & Components	—	20,580,758	—	20,580,758
	Interactive Media & Services	—	8,838,133	—	8,838,133
	Life Sciences Tools & Services	—	30,163,904	—	30,163,904
	Regional Banks	—	12,581,992	—	12,581,992
	Restaurants	—	8,036,753	—	8,036,753
	Semiconductor Materials & Equipment	—	19,787,938	—	19,787,938
	Semiconductors	—	61,432,987	—	61,432,987
	Specialized Finance	—	4,592,283	—	4,592,283
	Specialty Chemicals	—	8,458,661	—	8,458,661
	Other	91,405,329	—	—	91,405,329

		$158,019,999	$310,849,254	$—	$468,869,253

Emerging Markets Small Cap Fund
Assets
Common Stocks
	Apparel Retail	$—	$22,843,123	$—	$22,843,123
	Asset Management & Custody Banks	—	225,670	—	225,670
	Commercial & Residential Mortgage Finance	—	4,929,400	—	4,929,400
	Commodity Chemicals	—	3,198,338	—	3,198,338
	Communications Equipment	—	4,493,137	—	4,493,137
	Construction Machinery & Heavy Transportation Equipment	—	4,612,770	—	4,612,770
	Consumer Finance	—	9,853,887	—	9,853,887
	Diversified Support Services	—	10,578,583	—	10,578,583
	Drug Retail	7,914,113	9,289,785	—	17,203,898
	Electrical Components & Equipment	—	23,437,616	—	23,437,616

WASATCH FUNDS – Notes to Schedule of Investments	JUNE 30, 2024 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices In Active Markets For Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2024

	Electronic Components	$—	$3,310,929	$—	$3,310,929
	Electronic Equipment & Instruments	—	7,446,827	—	7,446,827
	Health Care Services	2,092,690	6,049,403	—	8,142,093
	Heavy Electrical Equipment	—	6,049,861	—	6,049,861
	Human Resource & Employment Services	—	4,970,561	—	4,970,561
	Industrial Machinery & Supplies & Components	—	17,789,941	—	17,789,941
	Interactive Media & Services	—	14,113,385	—	14,113,385
	IT Consulting & Other Services	17,107,969	20,526,591	—	37,634,560
	Metal, Glass & Plastic Containers	—	1,577,590	—	1,577,590
	Multi-Line Insurance	—	3,359,860	—	3,359,860
	Oil & Gas Refining & Marketing	—	3,686,722	—	3,686,722
	Personal Care Products	—	6,422,084	—	6,422,084
	Regional Banks	3,827,799	17,156,553	—	20,984,352
	Research & Consulting Services	—	10,303,833	—	10,303,833
	Semiconductor Materials & Equipment	—	11,164,670	—	11,164,670
	Semiconductors	—	41,617,750	—	41,617,750
	Specialized Finance	—	1,742,147	—	1,742,147
	Other	43,880,238	—	—	43,880,238

		$74,822,809	$270,751,016	$—	$345,573,825

Frontier Emerging Small Countries Fund
Assets
Common Stocks
	Asset Management & Custody Banks	$219,396	$1,702,448	$—	$1,921,844
	Consumer Finance	—	5,534,579	—	5,534,579
	Diversified Banks	4,214,219	2,452,321	—	6,666,540
	Diversified Support Services	—	1,078,701	—	1,078,701
	Food Retail	—	1,433,246	—	1,433,246
	Health Care Facilities	337,530	372,773	—	710,303
	Human Resource & Employment Services	—	599,436	—	599,436
	Interactive Media & Services	—	1,163,881	—	1,163,881
	IT Consulting & Other Services	1,435,350	4,307,341	—	5,742,691
	Multi-Line Insurance	—	530,510	—	530,510
	Oil & Gas Refining & Marketing	—	847,780	—	847,780
	Research & Consulting Services	—	391,023	—	391,023
	Semiconductors	—	737,584	—	737,584
	Other	10,273,963	—	—	10,273,963

		$16,480,458	$21,151,623	$—	$37,632,081

Global Opportunities Fund
Assets
Common Stocks
	Application Software	$12,668,884	$3,749,625	$—	$16,418,509
	Asset Management & Custody Banks	3,435,895	1,648,024	—	5,083,919
	Consumer Finance	—	2,184,614	—	2,184,614
	Diversified Support Services	—	2,229,742	—	2,229,742
	Drug Retail	—	2,400,757	—	2,400,757
	Electrical Components & Equipment	—	6,328,925	—	6,328,925
	Health Care Equipment	1,848,728	1,047,722	—	2,896,450
	Health Care Facilities	5,513,977	4,100,550	—	9,614,527
	Health Care Services	—	2,761,835	—	2,761,835
	Health Care Technology	—	1,273,729	—	1,273,729
	Human Resource & Employment Services	3,535,822	2,981,181	—	6,517,003
	Industrial Machinery & Supplies & Components	9,564,204	2,112,184	—	11,676,388
	IT Consulting & Other Services	6,992,926	4,253,612	—	11,246,538
	Life Sciences Tools & Services	3,807,553	3,254,506	—	7,062,059
	Regional Banks	3,746,867	6,149,703	—	9,896,570
	Research & Consulting Services	—	2,606,883	—	2,606,883
	Semiconductor Materials & Equipment	3,915,713	1,015,252	—	4,930,965
	Semiconductors	—	14,903,325	—	14,903,325
	Trading Companies & Distributors	—	7,242,871	—	7,242,871
	Transaction & Payment Processing Services	4,496,648	3,393,963	—	7,890,611
	Other	59,595,307	—	—	59,595,307

		$119,122,524	$75,639,003	$—	$194,761,527

WASATCH FUNDS – Notes to Schedule of Investments	JUNE 30, 2024 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices In Active Markets For Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2024

Global Select Fund
Assets
Common Stocks
	Application Software	$2,017,031	$612,895	$—	$2,629,926
	Building Products	352,218	483,885	—	836,103
	Consumer Finance	—	576,108	—	576,108
	Diversified Banks	—	594,194	—	594,194
	Drug Retail	—	349,051	—	349,051
	Electronic Equipment & Instruments	—	437,113	—	437,113
	Health Care Equipment	—	248,998	—	248,998
	Interactive Media & Services	—	486,157	—	486,157
	Research & Consulting Services	—	240,505	—	240,505
	Semiconductor Materials & Equipment	—	299,906	—	299,906
	Semiconductors	337,710	303,814	—	641,524
	Trading Companies & Distributors	—	355,751	—	355,751
	Transaction & Payment Processing Services	200,435	218,033	—	418,468
	Other	6,265,786	—	—	6,265,786

		$9,173,180	$5,206,410	$—	$14,379,590

Global Value Fund
Assets
Common Stocks
	Broadline Retail	$—	$2,839,044	$—	$2,839,044
	Diversified Banks	12,837,507	4,843,927	—	17,681,434
	Diversified Metals & Mining	—	3,001,105	—	3,001,105
	Electronic Manufacturing Services	—	855,910	—	855,910
	Food Retail	—	7,412,989	—	7,412,989
	Industrial REITs	—	2,689,729	—	2,689,729
	Integrated Oil & Gas	6,635,436	5,490,206	—	12,125,642
	Integrated Telecommunication Services	8,423,750	2,982,797	—	11,406,547
	Multi-Line Insurance	—	3,277,124	—	3,277,124
	Pharmaceuticals	9,534,200	5,642,996	—	15,177,196
	Reinsurance	—	4,349,611	—	4,349,611
	Technology Hardware, Storage & Peripherals	—	3,119,250	—	3,119,250
	Tobacco	—	5,495,129	—	5,495,129
	Other	44,551,615	—	—	44,551,615

		$81,982,508	$51,999,817	$—	$133,982,325

Greater China Fund
Assets
Common Stocks
	Apparel, Accessories & Luxury Goods	$—	$141,642	$—	$141,642
	Distillers & Vintners	—	307,768	—	307,768
	Diversified Banks	—	52,258	—	52,258
	Drug Retail	—	164,283	—	164,283
	Electrical Components & Equipment	—	134,757	—	134,757
	Electronic Components	—	125,081	—	125,081
	Electronic Equipment & Instruments	—	106,643	—	106,643
	Health Care Equipment	—	176,037	—	176,037
	Hotels, Resorts & Cruise Lines	—	218,886	—	218,886
	Industrial Machinery & Supplies & Components	—	713,012	—	713,012
	Interactive Media & Services	—	317,850	—	317,850
	Life & Health Insurance	—	190,539	—	190,539
	Life Sciences Tools & Services	—	85,882	—	85,882
	Other Specialty Retail	—	35,995	—	35,995
	Packaged Foods & Meats	—	38,766	—	38,766

WASATCH FUNDS – Notes to Schedule of Investments	JUNE 30, 2024 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices In Active Markets For Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2024

	Personal Care Products	$—	$152,975	$—	$152,975
	Regional Banks	—	56,033	—	56,033
	Restaurants	—	186,207	—	186,207
	Semiconductors	—	429,361	—	429,361
	Specialized Finance	—	66,448	—	66,448
	Systems Software	—	91,126	—	91,126
	Other	39,885	—	—	39,885

		$39,885	$3,791,549	$—	$3,831,434

International Growth Fund
Assets
Common Stocks
	Application Software	$13,564,896	$16,381,415	$—	$29,946,311
	Asset Management & Custody Banks	—	11,532,038	—	11,532,038
	Brewers	—	3,433,119	—	3,433,119
	Broadline Retail	—	5,390,324	—	5,390,324
	Building Products	—	6,267,623	—	6,267,623
	Commercial & Residential Mortgage Finance	—	5,698,525	—	5,698,525
	Commodity Chemicals	—	1,778,412	—	1,778,412
	Construction & Engineering	—	1,086,104	—	1,086,104
	Consumer Finance	—	1,754,483	—	1,754,483
	Diversified Banks	—	1,598,756	—	1,598,756
	Diversified Real Estate Activities	—	3,578,601	—	3,578,601
	Diversified Support Services	—	8,939,814	—	8,939,814
	Drug Retail	2,885,535	6,600,365	—	9,485,900
	Electrical Components & Equipment	—	10,536,901	—	10,536,901
	Electronic Equipment & Instruments	—	9,349,153	—	9,349,153
	Health Care Equipment	—	4,842,083	—	4,842,083
	Health Care Facilities	—	4,566,000	—	4,566,000
	Health Care Services	—	2,783,481	—	2,783,481
	Health Care Technology	—	7,382,779	—	7,382,779
	Human Resource & Employment Services	—	8,895,050	—	8,895,050
	Industrial Machinery & Supplies & Components	—	12,073,802	—	12,073,802
	Interactive Media & Services	—	14,113,681	—	14,113,681
	IT Consulting & Other Services	8,273,554	12,558,368	—	20,831,922
	Life Sciences Tools & Services	—	2,890,329	—	2,890,329
	Movies & Entertainment	—	5,705,416	—	5,705,416
	Regional Banks	4,744,229	6,721,189	—	11,465,418
	Research & Consulting Services	—	4,348,517	—	4,348,517
	Semiconductor Materials & Equipment	—	3,395,387	—	3,395,387
	Semiconductors	—	24,037,819	—	24,037,819
	Specialty Chemicals	—	2,260,456	—	2,260,456
	Steel	—	947,863	—	947,863
	Trading Companies & Distributors	—	24,911,075	—	24,911,075
	Transaction & Payment Processing Services	—	6,837,755	—	6,837,755
	Other	25,496,002	—	—	25,496,002

		$54,964,216	$243,196,683	$—	$298,160,899

International Opportunities Fund
Assets
Common Stocks
	Alternative Carriers	$—	$2,706,957	$—	$2,706,957
	Application Software	5,604,257	30,232,860	—	35,837,117
	Asset Management & Custody Banks	—	12,184,381	—	12,184,381
	Commercial & Residential Mortgage Finance	8,505,079	3,445,871	—	11,950,950
	Commodity Chemicals	—	6,190,200	—	6,190,200
	Construction & Engineering	—	3,849,272	—	3,849,272
	Consumer Finance	—	9,505,250	—	9,505,250
	Data Processing & Outsourced Services	—	1,821,275	—	1,821,275
	Diversified Support Services	5,194,226	15,948,837	—	21,143,063
	Electrical Components & Equipment	—	5,010,695	—	5,010,695
	Food Retail	2,579,150	2,373,426	—	4,952,576
	Health Care Technology	6,750,461	8,703,648	—	15,454,109

WASATCH FUNDS – Notes to Schedule of Investments	JUNE 30, 2024 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices In Active Markets For Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2024

	Heavy Electrical Equipment	$—	$2,580,981	$—	$2,580,981
	Human Resource & Employment Services	—	10,015,413	—	10,015,413
	Industrial Machinery & Supplies & Components	—	4,744,186	—	4,744,186
	Interactive Media & Services	—	18,548,847	—	18,548,847
	Investment Banking & Brokerage	4,013,851	4,911,402	—	8,925,253
	IT Consulting & Other Services	3,493,566	5,831,572	—	9,325,138
	Metal, Glass & Plastic Containers	—	2,031,846	—	2,031,846
	Personal Care Products	1,742,442	4,809,024	—	6,551,466
	Real Estate Services	—	1,679,166	—	1,679,166
	Research & Consulting Services	—	12,097,800	—	12,097,800
	Restaurants	—	644,685	—	644,685
	Semiconductor Materials & Equipment	—	8,240,403	—	8,240,403
	Semiconductors	—	10,571,065	—	10,571,065
	Trading Companies & Distributors	4,772,047	808,215	—	5,580,262
	Other	23,801,865	—	—	23,801,865

		$66,456,944	$189,487,277	$—	$255,944,221

International Select Fund Assets
Common Stocks
	Apparel, Accessories & Luxury Goods	$—	$170,912	$—	$170,912
	Application Software	234,958	230,285	—	465,243
	Asset Management & Custody Banks	—	169,033	—	169,033
	Automobile Manufacturers	—	99,574	—	99,574
	Building Products	—	315,742	—	315,742
	Diversified Banks	—	38,283	—	38,283
	Drug Retail	—	94,821	—	94,821
	Electrical Components & Equipment	—	53,464	—	53,464
	Electronic Equipment & Instruments	—	231,066	—	231,066
	Health Care Equipment	—	110,920	—	110,920
	Hotels, Resorts & Cruise Lines	—	61,886	—	61,886
	Industrial Machinery & Supplies & Components	—	88,087	—	88,087
	Interactive Media & Services	—	430,811	—	430,811
	IT Consulting & Other Services	35,585	25,807	—	61,392
	Research & Consulting Services	—	138,924	—	138,924
	Semiconductor Materials & Equipment	—	57,328	—	57,328
	Trading Companies & Distributors	—	85,495	—	85,495
	Transaction & Payment Processing Services	—	160,685	—	160,685
	Other	764,570	—	—	764,570

		$1,035,113	$2,563,123	$—	$3,598,236

Long/Short Alpha Fund
Assets
Common Stocks		$76,207,585	$—	$—	$76,207,585
Warrants		—	—	8,929	8,929

		$76,207,585	$—	$8,929	$76,216,514

Other Financial Instruments
Securities Sold Short		$(21,791,027)	$—	$—	$(21,791,027)

Micro Cap Fund
Assets
Common Stocks
	Biotechnology	$28,458,770	$—	$6,100	$28,464,870
	Pharmaceuticals	13,154,394	874,185	—	14,028,579
	Other	570,616,990	—	—	570,616,990

WASATCH FUNDS – Notes to Schedule of Investments	JUNE 30, 2024 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices In Active Markets For Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2024

Preferred Stocks		$—	$—	$9,039,061	$9,039,061
Warrants		—	—	77,847	77,847

		$612,230,154	$874,185	$9,123,008	$622,227,347

Micro Cap Value Fund
Assets
Common Stocks
	Food Retail	$—	$3,534,081	$—	$3,534,081
	Packaged Foods & Meats	12,500,759	5,229,669	—	17,730,428
	Other	274,967,783	—	—	274,967,783
Warrants		—	—	0	0

		$287,468,542	$8,763,750	$—	$296,232,292

Small Cap Growth Fund
Assets
Common Stocks		$2,104,914,832	$—	$—	$2,104,914,832
Preferred Stocks		—	—	25,109,134	25,109,134

		$2,104,914,832	$—	$25,109,134	$2,130,023,966

Small Cap Value Fund
Assets
Common Stocks		$1,432,672,619	$—	$—	$1,432,672,619

		$1,432,672,619	$—	$—	$1,432,672,619

Ultra Growth Fund
Assets
Common Stocks
	Semiconductor Materials & Equipment	$72,603,173	$13,201,565	$—	$85,804,738
	Other	870,029,019	—	—	870,029,019
Preferred Stocks		—	—	13,558,578	13,558,578
Warrants		—	—	1,087,319	1,087,319

		$942,632,192	$13,201,565	$14,645,897	$970,479,654

U.S. Select Fund
Assets
Common Stocks		$23,405,955	$—	$—	$23,405,955

		$23,405,955	$—	$—	$23,405,955

U.S. Treasury Fund
Assets
U.S Government obligations		$—	$170,438,442	$—	$170,438,442

		$—	$170,438,442	$—	$170,438,442

If the securities of an Asset Class are all the same level, the asset class is shown in total. If the securities of an Asset Class cross levels, the level with the smallest number of categories and with multiple levels within a category is displayed by category. The remaining categories that do not cross levels are combined into the “Other” category.

The valuation techniques used by the Funds to measure fair value for the period ended June 30, 2024 maximized the use of observable inputs and minimized the use of unobservable inputs.

WASATCH FUNDS – Notes to Schedule of Investments	JUNE 30, 2024 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Funds during the period ended June 30, 2024:

Fund	Market Value Beginning Balance 9/30/2023	Purchases At Cost	Sales (Proceeds)	Accrued Discounts (Premiums)	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers In at Market Value	Transfers Out at Market Value	Market Value Ending Balance 6/30/2024	Net Change in Unrealized Appreciation (Depreciation) On Investments Held at 6/30/2024
Core Growth Fund
Warrants	$982,800	$—	$—	$—	$—	$140,400	$—	$—	$1,123,200	$140,400

	$982,800	$—	$—	$—	$—	$140,400	$—	$—	$1,123,200	$140,400

International Opportunities Fund
Common Stocks	$7,687	$—	$—	$—	$(2,844,249)	$2,836,562	$—	$—	$—	$—

	$7,687	$—	$—	$—	$(2,844,249)	$2,836,562	$—	$—	$—	$—

Long/Short Alpha Fund
Warrants	$—	$36,977	$—	$—	$—	$(28,048)	$—	$—	$8,929	$(28,048)

	$—	$36,977	$—	$—	$—	$(28,048)	$—	$—	$8,929	$(28,048)

Micro Cap Fund
Common Stocks	$24,399	$—	$—	$—	$—	$(18,299)	$—	$—	$6,100	$(18,299)
Preferred Stocks	8,292,031	—	—	—	—	747,030	—	—	9,039,061	747,030
Warrants	192,446	322,404	(613,226)	—	—	176,223	—	—	77,847	(244,556)

	$8,508,876	$322,404	$(613,226)	$—	$—	$904,954	$—	$—	$9,123,008	$484,175

Micro Cap Value Fund
Common Stocks	$505	$—	$—	$—	$(30,001)	$29,496	$—	$—	$—	$—
Warrants	—	—	—	—	—	—	—	—	—	—

	$505	$—	$—	$—	$(30,001)	$29,496	$—	$—	$—	$—

Small Cap Growth Fund
Preferred Stocks	$23,920,529	$—	$—	$—	$—	$1,188,605	$—	$—	$25,109,134	$1,188,605
Warrants	465,281	—	(1,411,160)	—	—	945,879	—	—	—	—

	$24,385,810	$—	$(1,411,160)	$—	$—	$2,134,484	$—	$—	$25,109,134	$1,188,605

Ultra Growth Fund
Preferred Stocks	$12,438,034	$—	$—	$—	$—	$1,120,544	$—	$—	$13,558,578	$1,120,544
Warrants	1,164,918	626,686	(1,074,843)	—	—	370,558	—	—	1,087,319	(358,366)

	$13,602,952	$626,686	$(1,074,843)	$—	$—	$1,491,102	$—	$—	$14,645,897	$762,178

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS

Fund	Description	Fair Value at 6/30/2024	Valuation Technique	Unobservable Input	Range (Average)
Core Growth Fund	Warrant: Insurance Brokers	$1,123,200	Common stock exchange ratio	Common stock exchange ratio	0.2X

Long/Short Alpha Fund	Warrant: Biotechnology	$8,929	Black Scholes	Volatility	40%

Micro Cap Fund	Direct Venture Capital Investments: Textiles	$9,039,061	Market comparable companies	EV/R* multiple Discount for lack of marketability	0.6 - 6.4 (3.1) 46%

Micro Cap Fund	Warrant: Biotechnology	$77,847	Black Scholes	Volatility	40%

Small Cap Growth Fund	Direct Venture Capital Investments: Textiles	$16,270,277	Market comparable companies	EV/R* multiple Discount for lack of marketability	0.6 - 6.4 (3.1) 46%

Small Cap Growth Fund	Direct Venture Capital Investments: Systems Software	$8,838,857	Market comparable companies	EV/R* multiple Discount for lack of marketability	2.7 - 22.0 (9.9) 27%

Ultra Growth Fund	Direct Venture Capital Investments: Textiles	$13,558,578	Market comparable companies	EV/R* multiple Discount for lack of marketability	0.6 - 6.4 (3.1) 46%

Ultra Growth Fund	Warrant: Insurance Brokers	$936,000	Common stock exchange ratio	Common stock exchange ratio	0.2X

Ultra Growth Fund	Warrant: Biotechnology	$151,319	Black Scholes	Volatility	40%

*	Enterprise-Value-To-Revenue (“EV/R”) multiple is a measure of the value of a stock that compares a company’s enterprise value to its revenue.

Changes in EV/R multiples may change the fair value of an investment. Generally, a decrease in this multiple will result in a decrease in the fair value of an investment.

The Funds’ other Level 3 investments have been valued using observable inputs, unadjusted third-party transactions and quotations or unadjusted historical third-party information. No unobservable inputs internally developed by the Funds have been applied to these investments, thus they have been excluded from the above table.

Additional information about the Funds’ fair valuation practices is available in the Funds’ most recent Prospectus, Statement of Additional Information (SAI) and Report to Shareholders. This information is available on the Funds’ website at wasatchglobal.com and on the Securities and Exchange Commission’s website at www.sec.gov.